                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04409
                                                      ---------

                          Eaton Vance Municipals Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   January 31
                                   ----------
                             Date of Fiscal Year End

                                January 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

SEMI ANNUAL REPORT JANUARY 31, 2004

[GRAPHIC]

                                   EATON VANCE
                                   MUNICIPALS
                                      TRUST

[GRAPHIC]

                                                                         ARIZONA

                                                                        COLORADO

                                                                     CONNECTICUT

                                                                        MICHIGAN

                                                                       MINNESOTA

                                                                      NEW JERSEY

                                                                    PENNSYLVANIA

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

[SIDENOTE]

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2004
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J FETTER]
Thomas J. Fetter
President

Amid the market volatility and external political shocks of recent years, many investors have become more concerned with risk management. That trend has been especially true in the municipal bond market, where the use of bond insurance has become increasingly common. Today, roughly half of all municipal bond issuance is composed of insured bonds. As part of our continuing educational series, we thought it might be helpful to discuss bond insurance and its impact on the municipal market.

THE USE OF BOND INSURANCE HAS GROWN DRAMATICALLY OVER THE YEARS...
Municipal bond insurance was initially developed in 1971, when AMBAC Assurance Corp., the nation's first municipal insurer, offered insurance as a way to guarantee principal and interest payments on bond issues in the event of a bond default. Over the following three decades, the municipal market has witnessed a surge in the use of insurance. For example, in 1980, just 3% of all municipal issuance was insured. However, by late 2003, that figure had risen to roughly 50%. Insurance has clear benefits for purchasers: the elimination of default risk of the underlying issuer, AAA quality ratings and an enhancement of an issue's liquidity. (It's important to note that, while insured bonds are insured as to principal and interest payments, they still remain subject to interest rate and market risks.)

THE MECHANICS OF MUNICIPAL BOND INSURANCE...
We start with the underlying reality that an issuer with a AAA credit rating will pay less in interest expense than an issuer with a lower credit rating. Thus, an issuer must first determine whether purchasing insurance is financially feasible. That is, will the interest savings offset the cost of insurance? If so, the issuer must then qualify for insurance. Just as an individual must qualify for insurance, so must a bond issuer meet certain criteria. The issuer provides key financial data and documents to potential insurers that are then used to assess the issuer's financial strength and underlying fundamentals.

If the issuer qualifies, insurance is then effected by "direct purchase," with the payment of a one-time premium by the issuer. The premium fee is calculated as a percentage of the value of the bond issue - typically, around 50 basis points (0.50%), but more if the credit entails higher risk. (An alternative method of purchase involves "elective bidding," in which the insurance is purchased by bond dealers, who determine at the time the bond is sold whether it is more attractive as an insured or uninsured bond.)

IN-DEPTH CREDIT ANALYSIS INCLUDES INSURERS AS WELL AS BOND ISSUERS...
When analyzing municipal bonds, an investor naturally researches the issuer's fundamentals. However, if the bond is insured, the analyst is concerned with the soundness of the insurer as well. At Eaton Vance, analysis of the insured segment is an integral part of our total municipal research effort. Research includes, among other areas, analysis of an insurer's claims-paying ability, its capital structure and the overall quality of its portfolio of policies. Based on claims-paying ability, there are currently six bond insurers rated AAA by Moody's Investors Service, Standard & Poor's and Fitch Ratings - the nation's leading rating agencies.

INSURERS CAN PLAY A VALUABLE ROLE IN STRUCTURING BOND DEALS AND IMPROVING CREDIT QUALITY...
Insurers play an important role in capital formation for municipal borrowers, working closely with municipal officials to forge deals that raise capital for vital projects at affordable interest rates. In so doing, the insurers can help states and municipalities achieve more efficient fiscal management. Insurers often re-structure bond deals by insisting on provisions that are intended to make the deal more secure. That has proved a major benefit to investors in recent years. In a more risk-conscious climate, we believe that an ongoing analysis of the insured market is a necessary discipline to invest successfully in today's municipal market.

                                               Sincerely,

                                               /s/ Thomas J. Fetter
                                               Thomas J. Fetter
                                               President
                                               March 10, 2004

[SIDENOTE]

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2004
MARKET RECAP

The U.S. economy gained strength in the year ended January 31, 2004, although still characterized by uneven job growth. Spending - by individuals and businesses alike - was helped by improving consumer and investor sentiment. While fixed-income investors showed some concern about the improved economic outlook, the bond market nonetheless registered solid returns in 2003.

CONSTRUCTION, RETAILING, FINANCIAL SERVICES AND MANUFACTURING SHOWED SOME STRENGTH IN 2003...
The long-beleaguered manufacturing sector saw some improvement in 2003, as capital spending showed signs of renewal. Meanwhile, the construction sector remained strong, supported by strong residential building. The impressive performance by the equity markets resulted in rising profits and additional hiring within the financial service industry. Finally, consumers were encouraged by the tax cuts enacted in May by Congress, which boosted spending and increased retail jobs.

AMID SLOW JOB GROWTH AND LOW INFLATION, THE FEDERAL RESERVE KEPT INTEREST RATES LOW...
The nation's Gross Domestic Product grew by 4.0% in the fourth quarter of 2003, following an 8.2% surge in the third quarter. While these reports confirmed that a recovery was in progress, the slow pace of job creation remained a concern. The nation's unemployment rate was 5.6% in January 2004, down from 5.8% a year ago. There were signs of hiring within specific sectors -temporary employment agencies, the financial services sector and the building trades. However, nearly three years after the onset of the 2001 recession, total jobs had still not recovered to pre-recession levels, a phenomenon last seen in 1939.

Inflation remained generally under control. While, not surprisingly, health care costs continued to rise, wage pressures were modest in the slow labor markets. Retail prices were generally flat, and manufacturers, despite increases in key inputs like energy and steel, generally held the line with respect to pricing. With inflation in check, the Federal Reserve has maintained an accommodative monetary policy, holding its Federal Funds rate - a key short-term interest rate barometer - at 1.00%, where it has stood since June 2003.

[CHART]

MUNICIPAL BONDS YIELD 97% OF TREASURY YIELDS

30-YEAR AAA-RATED GENERAL OBLIGATION (GO) BONDS*    4.82%

TAXABLE EQUIVALENT YIELD IN 35.0% TAX BRACKET       7.42%

30-YEAR TREASURY BOND                               4.97%

PRINCIPAL AND INTEREST PAYMENTS OF TREASURY SECURITIES ARE GUARANTEED BY THE U.S. GOVERNMENT.

*GO YIELDS ARE A COMPILATION OF A REPRESENTATIVE VARIETY OF GENERAL OBLIGATIONS AND ARE NOT NECESSARILY REPRESENTATIVES OF THE FUNDS' YIELDS. STATISTICS AS OF JANUARY 31, 2004.

POST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
SOURCE: BLOOMBERG, L.P.

Amid a generally improving economy, the municipal bond market outperformed the Treasury market. Ten-year Treasury bond yields - which began the six-month period at 4.52% - declined to 4.14% by January 31, 2004, while 10-year municipal yields fell from 4.10% to 3.68%. The Lehman Brothers Municipal Bond Index posted a total return of 5.73% for the six months ended January 31, 2004.*

STATE TAX RATES ROSE AGAIN IN 2003, INCREASING THE BURDEN ON STATE TAXPAYERS... According to the Tax Foundation, state tax increases in 2002 were estimated at $7.6 billion, and estimated at roughly twice that figure in 2003. Over the past decade, the fastest growing category of state tax collections was individual income taxes, which rose at an average annual rate of 7.7%. That trend has left taxpayers with a larger state tax bill and made a strong case for municipal bonds as one of the few remaining ways to pare one's tax burden. Thus, we continue to believe that municipal bonds remain a worthwhile consideration for tax-conscious investors.

        *It is not possible to invest directly in an Index.

[SIDENOTE]

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE VARIOUS PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE ARIZONA MUNICIPALS FUND AS OF JANUARY 31, 2004
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- Arizona's economy continued to see positive growth in the second half of 2003, but the strength shown by the education, construction and health-care sectors was dampened by job losses in the manufacturing and information technology sectors. Technology and aerospace also lagged due to continued soft demand.

- The Portfolio benefited from an unusually positive confluence of factors nationwide that generally drove solid returns in both the stock and bond markets. The U.S. economy steamed forward, but low inflation allowed the Federal Reserve Board to maintain its accommodative interest-rate policy. In this environment, municipal bond yields generally trended slightly downward

- Arizona municipals with lower credit quality generally outperformed those with higher credit quality, following the national trend. The Portfolio's lower-rated bonds contributed to performance, but management generally kept the Portfolio well diversified and retained its high average rating of AA.

- The Portfolio benefited from holding a number of refunded non-callable bonds, which was helpful in the low-interest-rate environment. With rates at historically low levels, maintaining call protection has been a challenge. Management also maintained the Portfolio's weighting in the health care sector, which continued to provide an attractive income stream.

PORTFOLIO STATISTICS+

-  Number of Issues:                  57
-  Average Maturity:                  17.2 years
-  Average Rating:                    AA
-  Average Call:                      7.1 years
-  Average Dollar Price:              $ 99.75

THE FUND

- During the six months ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 5.61% and 5.21%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.84 on January 31, 2004, from $9.55 on July 31, 2003, and the reinvestment of $0.242 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.94 from $10.62 during the same period, and the reinvestment of $0.229 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004, the distribution rates were 4.88% for Class A and 4.16% for Class B.(3) These distribution rates are equivalent to taxable rates of 7.91% and 6.74%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2004, were 3.97% and 3.42%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.43% and 5.54% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA             64.3%
AA              11.6%
A                7.7%
BBB              1.9%
CCC              0.8%
NON-RATED       13.7%

+  Portfolio Statistics and Rating Distribution are subject to change

FUND INFORMATION
as of January 31, 2004

PERFORMANCE(6)                           CLASS A      CLASS B
-------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                  6.19%        5.40%
Five Years                                4.18         3.40
Ten Years                                 4.95         4.12
Life of Fund++                            5.00         5.85

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                  1.10%        0.40%
Five Years                                3.16         3.06
Ten Years                                 4.44         4.12
Life of Fund++                            4.50         5.85

++ Inception date: Class A: 12/13/93; Class B: 7/25/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share
    (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume a maximum 38.28% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's performance may be lower or higher.

EATON VANCE COLORADO MUNICIPALS FUND AS OF JANUARY 31, 2004
INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- Colorado's economy continued to contract, with the construction and manufacturing sectors leading the state's job losses during the second half of 2003. However, the state's services sectors, including finance, health care, education, leisure and hospitality, showed solid gains and should bolster the economy in 2004.

- The Portfolio benefited from an unusually positive confluence of factors nationwide that generally drove solid returns in both the stock and bond markets. The U.S. economy steamed forward, but low inflation allowed the Federal Reserve Board to maintain its accommodative interest-rate policy. In this environment, municipal bond yields generally trended slightly downward.

- Following the national trend, Colorado municipals with lower credit quality generally outperformed those with higher ratings. The Portfolio's holdings in BBB-rated and non-rated bonds increased in value, and management selectively added some lower-rated issues. However, the overall investment-grade percentage in the Portfolio remained high.

- Management maintained the Portfolio's weighting in health care - a strong part of the Colorado economy. The Portfolio's call protection was maintained as the low interest rate climate produced more calls.

PORTFOLIO STATISTICS+

-  Number of Issues:                  44
-  Average Maturity:                  21.7 years
-  Average Rating:                    AA
-  Average Call:                      8.3 years
-  Average Dollar Price:              $ 96.49

THE FUND

- During the six months ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 6.12% and 5.73%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.78 on January 31, 2004, from $9.44 on July 31, 2003, and the reinvestment of $0.234 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.65 from $10.28 during the same period, and the reinvestment of $0.214 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004, the distribution rates were 4.70% for Class A and 3.96% for Class B.(3) These distribution rates are equivalent to taxable rates of 7.58% and 6.39%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2004, were 4.16% and 3.62%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.71% and 5.84% respectively.(4)

RATING DISTRIBUTION+

AAA             68.1%
AA               4.9%
A                7.1%
BBB              8.8%
NON-RATED       11.1%

+  Portfolio Statistics and Rating Distribution are subject to change.

FUND INFORMATION
as of January 31, 2004

PERFORMANCE(6)                           CLASS A      CLASS B
-------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                  6.57%        5.76%
Five Years                                4.74         3.96
Ten Years                                 4.99         4.36
Life of Fund++                            5.07         5.39

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                  1.50%        0.76%
Five Years                                3.72         3.62
Ten Years                                 4.48         4.36
Life of Fund++                            4.56         5.39

++ Inception date: Class A: 12/10/93; Class B: 8/25/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum a 38.01% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's performance may be lower or higher.

EATON VANCE CONNECTICUT MUNICIPALS FUND AS OF JANUARY 31, 2004
INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- The effects of the recession continued to be felt in Connecticut during the latter half of 2003, with employment declines in the private sector led by manufacturing, and job losses in the public sector continuing due to budgetary pressures at state and local levels. On a positive note, increased federal military spending has helped the state's defense industry.

- The Portfolio benefited from an unusually positive confluence of factors nationwide that generally drove solid returns in both the stock and bond markets. The U.S. economy steamed forward, but low inflation allowed the Federal Reserve Board to maintain its accommodative interest-rate policy. In this environment, municipal bond yields generally trended slightly downward.

- Municipal bonds with lower credit quality generally outperformed higher-rated bonds during the period, although this trend was not as pronounced in Connecticut as it was nationally. Management reduced AAA-rated bonds slightly and increased weightings in AA-rated bonds and non-rated bonds, while maintaining a high overall allocation to investment-grade quality bonds.

- With interest rates at such low levels, management sought to keep call protection as high as possible. Some insured* education bonds were sold at significantly appreciated prices, allowing management to invest the proceeds in insured* general obligations bonds, which are used in part to help alleviate the state's budget problems.

PORTFOLIO STATISTICS+

-  Number of Issues:                  76
-  Average Maturity:                  18.8 years
-  Average Rating:                    AA+
-  Average Call:                      8.0 years

THE FUND

- During the six months ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 5.22% and 4.85%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.84 on January 31, 2004, from $10.54 on July 31, 2003, and the reinvestment of $0.247 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.79 from $10.49 during the same period, and the reinvestment of $0.205 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004, the distribution rates were 4.47% for Class A and 3.73% for Class B.(3) These distribution rates are equivalent to taxable rates of 7.24% and 6.04%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2004, were 3.41% and 2.83%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 5.52% and 4.58% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA             60.6%
AA              16.4%
A                7.5%
BBB              8.7%
NON-RATED        6.8%

+  Portfolio Statistics and Rating Distribution are subject to change.

* Private insurance does not decrease the risk of loss of principal associated with these investments.

FUND INFORMATION
as of January 31, 2004

PERFORMANCE(6)                           CLASS A      CLASS B
-------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                  5.66%        4.89%
Five Years                                4.93         4.14
Ten Years                                 N.A.         4.25
Life of Fund++                            6.14         5.33

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                  0.60%       -0.11%
Five Years                                3.92         3.79
Ten Years                                 N.A.         4.25
Life of Fund++                            5.61         5.33

++ Inception date: Class A: 4/19/94; Class B: 5/1/92

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume a maximum 38.25% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's performance may be lower or higher.

EATON VANCE MICHIGAN MUNICIPALS FUND AS OF JANUARY 31, 2004
INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- The national recession hit Michigan hard, and the state's manufacturing sector took the brunt of the job losses. While manufacturing employment declines slowed during the second half of 2003, the sector still lost more jobs, especially in the auto industry. Home prices appreciated, but at a slower rate than in the first half of the year.

- The Portfolio benefited from an unusually positive confluence of factors nationwide that generally drove solid returns in both the stock and bond markets. The U.S. economy steamed forward, but low inflation allowed the Federal Reserve Board to maintain its accommodative interest-rate policy. In this environment, municipal bond yields generally trended slightly downward.

- With the strengthening national economy and a greater willingness among investors to take on risk, lower-rated bonds generally outperformed those with higher ratings. Management took advantage of select opportunities to sell A-rated bonds that had appreciated and used the proceeds to purchase AAA-rated insured* general obligations (GO) bonds.

- The Portfolio's average call was increased, helping bolster the call protection for the portfolio. With interest rates at such low levels over the past year, call protection has become increasingly important -- and more difficult to maintain. Management acquired bonds with longer calls, especially in the insured* GO sector, helping protect the Portfolio's income.

PORTFOLIO STATISTICS+

-  Number of Issues:                  53
-  Average Maturity:                  20.3 years
-  Average Rating:                    AA
-  Average Call:                      7.2 years
-  Average Dollar Price:              $ 100.04

THE FUND

- During the six months ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 5.41% and 5.02%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.67 on January 31, 2004, from $9.40 on July 31, 2003, and the reinvestment of $0.235 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.80 from $10.50 during the same period, and the reinvestment of $0.223 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004, the distribution rates were 4.76% for Class A and 4.02% for Class B.(3) These distribution rates are equivalent to taxable rates of 7.63% and 6.44%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2004, were 3.77% and 3.22%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.04% and 5.16% respectively.(4)

RATING DISTRIBUTION+

[CHART]

AAA             69.1%
A               13.5%
BBB              7.7%
NON-RATED        9.7%

* Private insurance does not decrease the risk of loss of principal associated with these investments.

+  Portfolio Statistics and Rating Distribution are subject to change.

FUND INFORMATION
as of January 31, 2004

PERFORMANCE(6)                           CLASS A      CLASS B
-------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                  5.76%        4.99%
Five Years                                4.76         3.96
Ten Years                                 4.76         4.23
Life of Fund++                            4.84         5.62

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                  0.72%       -0.01%
Five Years                                3.75         3.62
Ten Years                                 4.25         4.23
Life of Fund++                            4.33         5.62

++ Inception date: Class A: 12/7/93; Class B: 4/19/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume a maximum 37.60% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's performance may be lower or higher.

EATON VANCE MINNESOTA MUNICIPALS FUND AS OF JANUARY 31, 2004
INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- Despite overall job losses during the period, there were bright spots for Minnesota. Employment declined primarily in the durable goods manufacturing, finance, insurance, real estate and government sectors. However, employment growth in the non-durable goods manufacturing, wholesale and retail sectors, as well as strength in the agriculture sector, provided optimism for 2004.

- The Portfolio benefited from an unusually positive confluence of factors nationwide that generally drove solid returns in both the stock and bond markets. The U.S. economy steamed forward, but low inflation allowed the Federal Reserve Board to maintain its accommodative interest-rate policy. In this environment, municipal bond yields generally trended slightly downward.

- Because of the stronger national economy, municipal bonds with lower credit ratings tended to outperform those with higher ratings, which boosted the sector weightings in the Portfolio's lower-rated holdings somewhat and made a positive contribution to performance.

- Management added to the Portfolio's holdings in bonds that support the Mayo Clinic, one of the premier medical research institutions in the world. These securities are high quality, AA-rated bonds with attractive yields that management felt fortunate to acquire.

PORTFOLIO STATISTICS+

-  Number of Issues:                  46
-  Average Maturity:                  21.8 years
-  Average Rating:                    AA
-  Average Call:                      7.0 years
-  Average Dollar Price:              $ 97.99

THE FUND

- During the six months ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 5.00% and 4.54%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.31 on January 31, 2004, from $9.09 on July 31, 2003, and the reinvestment of $0.230 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.02 from $9.79 during the same period, and the reinvestment of $0.209 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004, the distribution rates were 4.68% for Class A and 3.94% for Class B.(3) These distribution rates are equivalent to taxable rates of 7.81% and 6.58%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2004, were 3.89% and 3.34%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.49% and 5.58% respectively.(4)

RATING DISTRIBUTION+

AAA             48.6%
AA              19.8%
A               15.2%
BBB              5.0%
BB               2.0%
NON-RATED        9.4%

+  Portfolio Statistics and Rating Distribution are subject to change.

FUND INFORMATION
as of January 31, 2004

PERFORMANCE(6)                           CLASS A      CLASS B
-------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                  6.08%        5.34%
Five Years                                3.91         3.13
Ten Years                                 4.49         3.77
Life of Fund++                            4.58         4.95

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                  1.04%        0.34%
Five Years                                2.90         2.80
Ten Years                                 3.99         3.77
Life of Fund++                            4.08         4.95

++ Inception date: Class A: 12/9/93; Class B: 7/29/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume a maximum 40.10% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's performance may be lower or higher.

EATON VANCE NEW JERSEY MUNICIPALS FUND AS OF JANUARY 31, 2004
INVESTMENT UPDATE

[PHOTO OF ROBERT B. MACINTOSH]
Robert B. MacIntosh
Portfolio Manager

MANAGEMENT UPDATE

- New Jersey's economy continued to buck the national trend, outpacing the U.S. in job growth during the past six months. Strong employment gains in the education, health care, and retail sectors more than made up for losses in the transportation and information technology industries. Home prices rose, albeit at a somewhat slower pace than earlier in the year.

- The Portfolio benefited from an unusually positive confluence of factors nationwide that generally drove solid returns in both the stock and bond markets. The U.S. economy steamed forward, but low inflation allowed the Federal Reserve Board to maintain its accommodative interest-rate policy. In this environment, municipal bond yields generally trended slightly downward.

- As a result of strength in both the state and national economies, lower-rated bonds tended to outperform higher-rated bonds during the period. To take advanrage of this, we continued to upgrade the Portfolio's holdings, to increase the overall credit quality, as management feels there is more value in high-quality bonds in this market environment.

- New issuance was somewhat slower than it was nationally, so most of the transactions in the Portfolio took place in the secondary market. With the decline in interest rates over the past several years, management continued to seek opportunities to increase call protection.

PORTFOLIO STATISTICS+

-  Number of Issues:                     96
-  Average Maturity:                     27.2 years
-  Average Rating:                       AA-
-  Average Call:                         10.6 years
-  Average Dollar Price:                 $ 98.89

THE FUND

- During the six months ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 6.76% and 6.39%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.49 on January 31, 2004, from $10.07 on July 31, 2003, and the reinvestment of $0.255 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.95 from $10.51 during the same period, and the reinvestment of $0.225 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004, the distribution rates were 4.73% for Class A and 3.99% for Class B.(3) These distribution rates are equivalent to taxable rates of 7.77% and 6.56%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2004, were 4.46% and 3.91%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.33% and 6.42% respectively.(4)

RATING DISTRIBUTION+

AAA             46.5%
AA              15.7%
A               10.5%
BBB             11.0%
BB               1.3%
B                1.4%
NON-RATED       13.6%

+  Portfolio Statistics and Rating Distribution are subject to change.

FUND INFORMATION
as of January 31, 2004

PERFORMANCE(6)                           CLASS A      CLASS B
-------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                  7.21%        6.32%
Five Years                                4.98         4.19
Ten Years                                 N.A.         4.39
Life of Fund++                            6.15         5.89

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                  2.14%        1.32%
Five Years                                3.97         3.86
Ten Years                                 N.A.         4.39
Life of Fund++                            5.62         5.89

++ Inception date: Class A: 4/13/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume a maximum 39.14% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's performance may be lower or higher.

EATON VANCE PENNSYLVANIA MUNICIPALS FUND AS OF JANUARY 31, 2004
INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

MANAGEMENT UPDATE

- The Pennsylvania economy saw continued weakness during the second half of 2003, with the state's manufacturing industries, located primarily in the western part of the state, leading the declines. Offsetting the job losses in manufacturing, growth occurred in the eastern portion of the state in the education, health care, and information technology sectors.

- The Portfolio benefited from an unusually positive confluence of factors nationwide that generally drove solid returns in both the stock and bond markets. The U.S. economy steamed forward, but low inflation allowed the Federal Reserve Board to maintain its accommodative interest-rate policy. In this environment, municipal bond yields generally trended slightly downward.

- Lower-rated bonds tended to outperform those with higher ratings, and, as a result, management took advantage of this trend by selling some of the Portfolio's lower-quality holdings at attractive price levels. Management used the proceeds to buy higher-rated bonds.

- The health care sector continued to provide attractive income. Management remained highly selective in looking for opportunities within this sector. A good example was the acquisition of Lebanon Health Care bonds, an attractive issue that supports the Good Samaritan Hospital in Lebanon, Pennsylvania.

PORTFOLIO STATISTICS+

- Number of Issues:                       100
- Average Maturity:                       21.0 years
- Average Rating:                         AA-
- Average Call:                           6.6 years
- Average Dollar Price:                   $ 96.52

THE FUND

- During the six months ended January 31, 2004, the Fund's Class A and Class B shares had total returns of 5.64% and 5.26%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $9.96 on January 31, 2004, from $9.68 on July 31, 2003, and the reinvestment of $0.262 per share in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.30 from $10.01 during the same period, and the reinvestment of $0.232 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on January 31, 2004, the distribution rates were 5.19% for Class A and 4.45% for Class B.(3) These distribution rates are equivalent to taxable rates of 8.24% and 7.06%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at January 31, 2004, were 4.36% and 3.81%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.92% and 6.05% respectively.(4)

RATING DISTRIBUTION+

AAA             54.7%
A               10.9%
BBB             14.2%
BB               4.6%
NON-RATED       15.6%

+  Portfolio Statistics and Rating Distribution are subject to change.

FUND INFORMATION
as of January 31, 2004

PERFORMANCE(6)                           CLASS A      CLASS B
-------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                  6.85%        6.02%
Five Years                                4.72         3.92
Ten Years                                 N.A.         3.94
Life of Fund++                            5.73         5.55

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                  1.77%        1.02%
Five Years                                3.71         3.59
Ten Years                                 N.A.         3.94
Life of Fund++                            5.20         5.55

++ Inception date: Class A: 6/1/94; Class B: 1/8/91

(1) These returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax and state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume a maximum 37.00% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge of 4.75% and for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's performance may be lower or higher.

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2004
FINANCIAL STATEMENTS (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2004

                                                     ARIZONA FUND        COLORADO FUND     CONNECTICUT FUND     MICHIGAN FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                 $     65,201,075    $     31,121,980    $    134,645,097    $     63,795,507
   Unrealized appreciation                                4,289,044           1,768,658          10,389,632           7,186,492
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE            $     69,490,119    $     32,890,638    $    145,034,729    $     70,981,999
-------------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                 985              23,589              25,409               1,443
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                       $     69,491,104    $     32,914,227    $    145,060,138    $     70,983,442
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                   $        159,678    $          8,410    $         20,132    $         45,170
Dividends payable                                           130,250              56,781             233,574             129,377
Payable to affiliate for service fees                        11,811               5,694              24,674              11,989
Accrued expenses                                             23,828              14,601              34,724              28,423
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                  $        325,567    $         85,486    $        313,104    $        214,959
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $     69,165,537    $     32,828,741    $    144,747,034    $     70,768,483
-------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                    $     66,873,870    $     32,125,081    $    139,255,605    $     65,686,934
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)            (2,115,889)           (986,120)         (4,626,089)         (2,167,994)
Accumulated undistributed (distributions in
    excess of) net investment income                        118,512             (78,878)           (272,114)             63,051
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)             4,289,044           1,768,658          10,389,632           7,186,492
-------------------------------------------------------------------------------------------------------------------------------
TOTAL                                              $     69,165,537    $     32,828,741    $    144,747,034    $     70,768,483
-------------------------------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                         $     10,174,183    $      8,043,710    $     25,363,035    $      6,664,360
SHARES OUTSTANDING                                        1,034,024             822,360           2,340,019             688,998
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
   beneficial interest outstanding)                $           9.84    $           9.78    $          10.84    $           9.67
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value
   per share)                                      $          10.33    $          10.27    $          11.38    $          10.15
-------------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                         $     58,991,354    $     24,785,031    $    119,383,999    $     64,104,123
SHARES OUTSTANDING                                        5,393,630           2,328,189          11,066,596           5,935,380
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets DIVIDED BY shares of
   beneficial interest outstanding)                $          10.94    $          10.65    $          10.79    $          10.80
-------------------------------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

                                                    MINNESOTA FUND     NEW JERSEY FUND    PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------
ASSETS

Investment in Municipals Portfolio --
   Identified cost                                 $     46,593,783    $    242,042,814    $    209,340,165
   Unrealized appreciation                                2,392,968          21,887,132          13,559,452
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO, AT VALUE            $     48,986,751    $    263,929,946    $    222,899,617
-----------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                               4,834             258,564              65,769
-----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                       $     48,991,585    $    264,188,510    $    222,965,386
-----------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                   $         27,735    $      1,031,512    $        384,639
Dividends payable                                            84,196             476,292             436,742
Payable to affiliate for service fees                         8,344              44,921              37,816
Accrued expenses                                             18,816              50,733              67,111
-----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                  $        139,091    $      1,603,458    $        926,308
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                         $     48,852,494    $    262,585,052    $    222,039,078
-----------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                    $     50,686,185    $    250,550,577    $    229,311,273
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)            (4,086,163)        (10,714,367)        (20,823,195)
Accumulated undistributed (distributions in
    excess of) net investment income                       (140,496)            861,710              (8,452)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)             2,392,968          21,887,132          13,559,452
-----------------------------------------------------------------------------------------------------------
TOTAL                                              $     48,852,494    $    262,585,052    $    222,039,078
-----------------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                         $      9,227,204    $     32,255,582    $     20,105,662
SHARES OUTSTANDING                                          991,381           3,074,432           2,018,902
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
   beneficial interest outstanding)                $           9.31    $          10.49    $           9.96
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of net asset value
   per share)                                      $           9.77    $          11.01    $          10.46
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                         $     39,625,290    $    230,329,470    $    201,933,416
SHARES OUTSTANDING                                        3,955,102          21,026,159          19,600,860
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets DIVIDED BY shares of
   beneficial interest outstanding)                $          10.02    $          10.95    $          10.30
-----------------------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

                        See notes to financial statements

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                                     ARIZONA FUND       COLORADO FUND      CONNECTICUT FUND     MICHIGAN FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                  $      2,016,537    $      1,002,721    $      3,894,139    $      2,026,221
Expenses allocated from Portfolio                          (158,521)            (69,852)           (356,340)           (164,533)
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO               $      1,858,016    $        932,869    $      3,537,799    $      1,861,688
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Trustees fees and expenses                         $            961    $             96    $          1,921    $            961
Distribution and service fees
   Class A                                                    9,570               9,064              25,382               4,804
   Class B                                                  284,880             131,510             579,548             314,521
Legal and accounting services                                 9,442               7,525              10,978               8,633
Printing and postage                                          1,119                 783               5,320               2,540
Custodian fee                                                 7,024               3,975              10,371               7,126
Transfer and dividend disbursing agent fees                  16,249               9,081              35,096              28,491
Registration fees                                             3,833               1,311               1,700               2,887
Miscellaneous                                                   883               1,041               2,510               1,648
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                     $        333,961    $        164,386    $        672,826    $        371,611
-------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                              $      1,524,055    $        768,483    $      2,864,973    $      1,490,077
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost
    basis)                                         $         43,789    $        291,022    $        106,112    $      1,432,690
   Financial futures contracts                              404,265            (339,641)           (904,320)           (557,603)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                           $        448,054    $        (48,619)   $       (798,208)   $        875,087
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)             $      2,734,351    $      1,543,304    $      5,385,488    $      1,378,007
   Financial futures contracts                           (1,172,260)           (176,793)           (458,327)           (276,298)
-------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                  $      1,562,091    $      1,366,511    $      4,927,161    $      1,101,709
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                   $      2,010,145    $      1,317,892    $      4,128,953    $      1,976,796
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $      3,534,200    $      2,086,375    $      6,993,926    $      3,466,873
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                    MINNESOTA FUND     NEW JERSEY FUND    PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest allocated from Portfolio                  $      1,367,517    $      7,566,550    $      6,750,745
Expenses allocated from Portfolio                          (106,317)           (696,360)           (583,723)
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO               $      1,261,200    $      6,870,190    $      6,167,022
-----------------------------------------------------------------------------------------------------------

EXPENSES
-----------------------------------------------------------------------------------------------------------
Trustees fees and expenses                         $            961    $          1,922    $          1,922
Distribution and service fees
   Class A                                                    9,153              32,438              18,724
   Class B                                                  195,022           1,102,936             970,400
Legal and accounting services                                11,252               9,282               8,198
Printing and postage                                          1,277               5,322               7,467
Custodian fee                                                 4,784              13,230              13,253
Transfer and dividend disbursing agent fees                  15,640              68,589              83,358
Registration fees                                               400                 803               3,341
Miscellaneous                                                 1,354               5,833               4,872
-----------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                     $        239,843    $      1,240,355    $      1,111,535
-----------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                              $      1,021,357    $      5,629,835    $      5,055,487
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
   PORTFOLIO

Net realized gain (loss) --
Investment transactions (identified cost basis)    $        221,425    $        431,859    $        270,423
   Financial futures contracts                              688,358           2,099,457           1,244,198
   Interest rate swap contracts                              24,623                  --                  --
-----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                  $        934,406    $      2,531,316    $      1,514,621
-----------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
 (depreciation) --
   Investments (identified cost basis)             $      1,758,855    $     14,819,293    $      8,684,123
   Financial futures contracts                           (1,386,097)         (6,571,731)         (3,816,250)
   Interest rate swap contracts                             (57,836)                 --                  --
-----------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                  $        314,922    $      8,247,562    $      4,867,873
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                   $      1,249,328    $     10,778,878    $      6,382,494
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS         $      2,270,685    $     16,408,713    $     11,437,981
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2004

INCREASE (DECREASE) IN NET ASSETS                    ARIZONA FUND       COLORADO FUND      CONNECTICUT FUND     MICHIGAN FUND
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                           $      1,524,055    $        768,483    $      2,864,973    $      1,490,077
   Net realized gain (loss)                                 448,054             (48,619)           (798,208)            875,087
   Net change in unrealized appreciation
    (depreciation)                                        1,562,091           1,366,511           4,927,161           1,101,709
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $      3,534,200    $      2,086,375    $      6,993,926    $      3,466,873
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                      $       (235,667)   $       (217,623)   $       (579,270)   $       (115,824)
      Class B                                            (1,262,340)           (562,462)         (2,325,352)         (1,368,963)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                $     (1,498,007)   $       (780,085)   $     (2,904,622)   $     (1,484,787)
-------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $      1,456,782    $      1,113,408    $      5,084,931    $      2,724,605
      Class B                                             1,233,351           1,491,097           1,419,821             811,318
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                               107,419             137,332             338,439              37,172
      Class B                                               645,218             287,126           1,256,644             774,853
   Cost of shares redeemed
      Class A                                              (837,695)         (2,234,428)         (5,980,505)           (292,858)
      Class B                                            (4,049,259)         (6,223,403)         (9,493,331)         (5,955,140)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE
 TRANSACTIONS                                      $     (1,444,184)   $     (5,428,868)   $     (7,374,001)   $     (1,900,050)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              $        592,009    $     (4,122,578)   $     (3,284,697)   $         82,036
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                             $     68,573,528    $     36,951,319    $    148,031,731    $     70,686,447
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                   $     69,165,537    $     32,828,741    $    144,747,034    $     70,768,483
-------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) NET INVESTMENT INCOME INCLUDED
IN NET ASSETS

AT END OF PERIOD                                   $        118,512    $        (78,878)   $       (272,114)   $         63,051
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                   MINNESOTA FUND     NEW JERSEY FUND    PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                           $      1,021,357    $      5,629,835    $      5,055,487
   Net realized gain                                        934,406           2,531,316           1,514,621
   Net change in unrealized appreciation
    (depreciation)                                          314,922           8,247,562           4,867,873
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $      2,270,685    $     16,408,713    $     11,437,981
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                      $       (226,800)   $       (796,223)   $       (491,999)
      Class B                                              (862,572)         (4,830,476)         (4,620,956)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                $     (1,089,372)   $     (5,626,699)   $     (5,112,955)
-----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $        811,977    $      3,150,447    $      4,482,814
      Class B                                               901,834           3,800,160           3,554,106
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                               124,367             361,162             239,513
      Class B                                               571,450           2,972,997           2,420,026
   Cost of shares redeemed
      Class A                                              (877,721)         (4,121,642)         (2,245,841)
      Class B                                            (4,095,783)        (14,482,944)        (13,932,440)
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND SHARE
 TRANSACTIONS                                      $     (2,563,876)   $     (8,319,820)   $     (5,481,822)
-----------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              $     (1,382,563)   $      2,462,194    $        843,204
-----------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------
At beginning of period                             $     50,235,057    $    260,122,858    $    221,195,874
-----------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                   $     48,852,494    $    262,585,052    $    222,039,078
-----------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                   $       (140,496)   $        861,710    $         (8,452)
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS                   ARIZONA FUND        COLORADO FUND      CONNECTICUT FUND     MICHIGAN FUND
-------------------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                           $      3,034,152    $      1,566,084    $      6,020,213    $      3,181,556
   Net realized loss                                       (952,766)            (34,486)           (269,668)         (1,404,467)
   Net change in unrealized appreciation
    (depreciation)                                         (403,955)           (850,031)         (2,440,714)            (33,131)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $      1,677,431    $        681,567    $      3,309,831    $      1,743,958
-------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                      $       (418,613)   $       (368,605)   $     (1,141,055)   $       (185,046)
      Class B                                            (2,610,138)         (1,250,948)         (5,097,184)         (2,975,585)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                $     (3,028,751)   $     (1,619,553)   $     (6,238,239)   $     (3,160,631)
-------------------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $      3,729,841    $      3,534,278    $      7,630,004    $      1,463,047
      Class B                                             4,782,114           1,776,798           8,948,980           3,494,524
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                               167,929             180,776             653,219              71,752
      Class B                                               943,611             592,369           2,467,527           1,482,508
   Cost of shares redeemed
      Class A                                            (1,857,355)         (1,152,963)         (4,998,880)           (664,967)
      Class B                                            (8,300,440)         (3,536,246)        (14,526,286)        (10,158,703)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM FUND
 SHARE TRANSACTIONS                                $       (534,300)   $      1,395,012    $        174,564    $     (4,311,839)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              $     (1,885,620)   $        457,026    $     (2,753,844)   $     (5,728,512)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                               $     70,459,148    $     36,494,293    $    150,785,575    $     76,414,959
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                     $     68,573,528    $     36,951,319    $    148,031,731    $     70,686,447
-------------------------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                   $         92,464    $        (67,276)   $       (232,465)   $         57,761
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                   MINNESOTA FUND      NEW JERSEY FUND   PENNSYLVANIA FUND
-----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                           $      2,166,219    $    11,906,234     $    10,498,518
   Net realized loss                                     (1,571,290)        (8,343,479)         (9,422,517)
   Net change in unrealized appreciation
    (depreciation)                                          519,546          1,648,870           5,294,546
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $      1,114,475    $     5,211,625     $     6,370,547
----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                      $       (428,465)   $    (1,535,267)    $      (880,465)
      Class B                                            (1,925,180)       (10,358,266)        (10,029,316)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                $     (2,353,645)   $   (11,893,533)    $   (10,909,781)
----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                      $      2,931,703    $     9,849,317     $     5,858,277
      Class B                                             4,149,495         16,360,046          14,315,516
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                               254,408            614,589             416,703
      Class B                                             1,080,703          5,007,102           4,270,247
   Cost of shares redeemed
      Class A                                            (1,388,119)        (5,762,032)         (3,673,512)
      Class B                                            (7,034,108)       (26,669,607)        (22,213,123)
----------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
 SHARE TRANSACTIONS                                $         (5,918)   $      (600,585)    $    (1,025,892)
----------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                         $     (1,245,088)   $    (7,282,493)    $    (5,565,126)
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                               $     51,480,145    $   267,405,351     $   226,761,000
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                     $     50,235,057    $   260,122,858     $   221,195,874
----------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
(DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                   $        (72,481)   $       858,574     $        49,016
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2004
FINANCIAL STATEMENTS
FINANCIAL HIGHLIGHTS

                                                                            ARIZONA FUND -- CLASS A
                                          ------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                          JANUARY 31, 2004     ---------------------------------------------------------------------
                                          UNAUDITED)(1)          2003(1)      2002(1)(2)       2001(1)       2000(1)       1999(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $       9.550      $     9.730   $     9.680     $    9.480    $    9.850    $   10.200
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.246      $     0.482   $     0.485     $    0.529    $    0.495    $    0.504
Net realized and unrealized gain (loss)             0.286           (0.182)        0.045          0.163        (0.363)       (0.348)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.532      $     0.300   $     0.530     $    0.692    $    0.132    $    0.156
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.242)     $    (0.480)  $    (0.480)    $   (0.492)   $   (0.502)   $   (0.506)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.242)     $    (0.480)  $    (0.480)    $   (0.492)   $   (0.502)   $   (0.506)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $       9.840      $     9.550   $     9.730     $    9.680    $    9.480    $    9.850
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.61%            3.06%         5.67%          7.46%         1.56%         1.48%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $      10,174      $     9,174   $     7,342     $    5,413    $    5,064    $    5,409
Ratios (As a percentage of average daily
 net assets):
   Expenses(4)                                       0.77%(5)         0.76%         0.78%          0.84%         0.89%         0.77%
   Expenses after custodian fee
    reduction(4)                                     0.77%(5)         0.75%         0.78%          0.82%         0.88%         0.76%
   Net investment income                             5.02%(5)         4.90%         5.05%          5.50%         5.30%         4.90%
Portfolio Turnover of the Portfolio                     3%               6%           27%            26%           25%           38%
------------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                            ARIZONA FUND -- CLASS B
                                          ------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                          JANUARY 31, 2004     ---------------------------------------------------------------------
                                          UNAUDITED)(1)          2003(1)      2002(1)(2)       2001(1)       2000(1)       1999(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $      10.620      $    10.830   $    10.770     $   10.540    $   10.950    $   11.340
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.233      $     0.456   $     0.461     $    0.494    $    0.476    $    0.472
Net realized and unrealized gain (loss)             0.316           (0.211)        0.054          0.203        (0.409)       (0.381)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.549      $     0.245   $     0.515     $    0.697    $    0.067    $    0.091
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.229)     $    (0.455)  $    (0.455)    $   (0.467)   $   (0.477)   $   (0.481)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.229)     $    (0.455)  $    (0.455)    $   (0.467)   $   (0.477)   $   (0.481)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $      10.940      $    10.620   $    10.830     $   10.770    $   10.540    $   10.950
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.21%            2.22%         4.92%          6.73%         0.81%         0.74%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $      58,991      $    59,399   $    63,117     $   66,376    $   68,378    $   88,682
Ratios (As a percentage of average daily
 net assets):
   Expenses(4)                                       1.52%(5)         1.51%         1.53%          1.59%         1.63%         1.56%
   Expenses after custodian fee
    reduction(4)                                     1.52%(5)         1.50%         1.53%          1.57%         1.62%         1.55%
   Net investment income                             4.28%(5)         4.17%         4.32%          4.62%         4.58%         4.16%
Portfolio Turnover of the Portfolio                     3%               6%           27%            26%           25%           38%
------------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                           COLORADO FUND -- CLASS A
                                          ------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                          JANUARY 31, 2004     ---------------------------------------------------------------------
                                          (UNAUDITED)(1)         2003(1)     2002(1)(2)         2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $       9.440      $     9.680   $     9.680     $    9.160    $    9.570    $    9.950
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.230      $     0.464   $     0.481     $    0.479    $    0.495    $    0.507
Net realized and unrealized gain (loss)             0.344           (0.228)       (0.001)(3)      0.535        (0.402)       (0.374)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.574      $     0.236   $     0.480     $    1.014    $    0.093    $    0.133
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.234)     $    (0.476)  $    (0.480)    $   (0.494)   $   (0.503)   $   (0.513)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.234)     $    (0.476)  $    (0.480)    $   (0.494)   $   (0.503)   $   (0.513)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $       9.780      $     9.440   $     9.680     $    9.680    $    9.160    $    9.570
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                      6.12%            2.42%         5.13%         11.35%         1.18%         1.27%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $       8,044      $     8,709   $     6,379     $    2,726    $    2,026    $    2,021
Ratios (As a percentage of average daily
 net assets):
   Expenses(5)                                       0.71%(6)         0.73%         0.80%          0.86%         0.78%         0.63%
   Expenses after custodian fee
    reduction(5)                                     0.71%(6)         0.71%         0.78%          0.82%         0.75%         0.59%
   Net investment income                             4.74%(6)         4.78%         5.01%          5.06%         5.48%         5.09%
Portfolio Turnover of the Portfolio                     4%              21%           18%            18%           14%           33%
------------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3)  Per share amount is not in accord with the net realized and unrealized gain
     (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(6)  Annualized.

                        See notes to financial statements

                                                                           COLORADO FUND -- CLASS B
                                          ------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                          JANUARY 31, 2004     ---------------------------------------------------------------------
                                          (UNAUDITED)(1)         2003(1)     2002(1)(2)         2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $      10.280      $    10.540   $    10.540     $    9.970    $   10.410    $   10.820
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.211      $     0.427   $     0.447     $    0.444    $    0.468    $    0.467
Net realized and unrealized gain (loss)             0.373           (0.244)        0.001          0.588        (0.440)       (0.401)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.584      $     0.183   $     0.448     $    1.032    $    0.028    $    0.066
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.214)     $    (0.443)  $    (0.448)    $   (0.462)   $   (0.468)   $   (0.476)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.214)     $    (0.443)  $    (0.448)    $   (0.462)   $   (0.468)   $   (0.476)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $      10.650      $    10.280   $    10.540     $   10.540    $    9.970    $   10.410
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.73%            1.70%         4.37%         10.58%         0.45%         0.54%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $      24,785      $    28,242   $    30,116     $   27,730    $   28,446    $   35,703
Ratios (As a percentage of average daily
 net assets):
   Expenses(4)                                       1.46%(5)         1.48%         1.55%          1.62%         1.52%         1.46%
   Expenses after custodian fee
    reduction(4)                                     1.46%(5)         1.46%         1.53%          1.58%         1.49%         1.42%
   Net investment income                             4.00%(5)         4.04%         4.28%          4.33%         4.75%         4.32%
Portfolio Turnover of the Portfolio                     4%              21%           18%            18%           14%           33%
------------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                         CONNECTICUT FUND -- CLASS A
                                          ------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                               YEAR ENDED JULY 31,
                                          JANUARY 31, 2004     ---------------------------------------------------------------------
                                          (UNAUDITED)            2003(1)      2002(1)(2)       2001(1)        2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $      10.540      $    10.750   $    10.750     $   10.140    $   10.460    $   10.710
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.243      $     0.494   $     0.508     $    0.518    $    0.521    $    0.539
Net realized and unrealized gain (loss)             0.304           (0.195)        0.007          0.601        (0.323)       (0.258)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.547      $     0.299   $     0.515     $    1.119    $    0.198    $    0.281
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.247)     $    (0.509)  $    (0.515)    $   (0.509)   $   (0.518)   $   (0.531)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.247)     $    (0.509)  $    (0.515)    $   (0.509)   $   (0.518)   $   (0.531)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $      10.840      $    10.540   $    10.750     $   10.750    $   10.140    $   10.460
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.22%            2.76%         4.92%         11.30%         2.09%         2.60%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $      25,363      $    25,210   $    22,436     $   12,752    $    8,851    $    9,222
Ratios (As a percentage of average daily
 net assets):
   Expenses(4)                                       0.78%(5)         0.77%         0.82%          0.86%         0.82%         0.75%
   Expenses after custodian fee
    reduction(4)                                     0.78%(5)         0.77%         0.80%          0.83%         0.80%         0.73%
   Net investment income                             4.50%(5)         4.55%         4.76%          4.95%         5.23%         4.89%
Portfolio Turnover of the Portfolio                     7%              19%           22%            14%           20%           18%
------------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                         CONNECTICUT FUND -- CLASS B
                                          ------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                          JANUARY 31, 2004     ---------------------------------------------------------------------
                                          (UNAUDITED)            2003(1)      2002(1)(2)       2001(1)        2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $      10.490      $    10.700   $    10.700     $   10.090    $   10.400    $   10.640
------------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.201      $     0.411   $     0.429     $    0.440    $    0.439    $    0.440
Net realized and unrealized gain (loss)             0.304           (0.194)        0.004          0.598        (0.321)       (0.243)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.505      $     0.217   $     0.433     $    1.038    $    0.118    $    0.197
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.205)     $    (0.427)  $    (0.433)    $   (0.428)   $   (0.428)   $   (0.437)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.205)     $    (0.427)  $    (0.433)    $   (0.428)   $   (0.428)   $   (0.437)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $      10.790      $    10.490   $    10.700     $   10.700    $   10.090    $   10.400
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      4.85%            1.99%         4.13%         10.48%         1.31%         1.84%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $     119,384      $   122,822   $   128,349     $  126,304    $  123,978    $  149,024
Ratios (As a percentage of average daily
 net assets):
   Expenses(4)                                       1.53%(5)         1.52%         1.57%          1.60%         1.60%         1.56%
   Expenses after custodian fee
    reduction(4)                                     1.53%(5)         1.52%         1.55%          1.57%         1.58%         1.54%
   Net investment income                             3.76%(5)         3.82%         4.03%          4.24%         4.46%         4.11%
Portfolio Turnover of the Portfolio                     7%              19%           22%            14%           20%           18%
------------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                          MICHIGAN FUND -- CLASS A
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                              YEAR ENDED JULY 31,
                                          JANUARY 31, 2004      ------------------------------------------------------------------
                                          (UNAUDITED)(1)          2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $       9.400       $    9.590    $    9.570    $    9.040    $    9.430    $    9.820
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.232       $    0.476    $    0.486    $    0.479    $    0.480    $    0.471
Net realized and unrealized gain (loss)             0.273           (0.190)        0.010         0.526        (0.356)       (0.385)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.505       $    0.286    $    0.496    $    1.005    $    0.124    $    0.086
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.235)      $   (0.476)   $   (0.476)   $   (0.475)   $   (0.471)   $   (0.461)
From net realized gain                                 --               --            --            --        (0.043)       (0.015)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.235)      $   (0.476)   $   (0.476)   $   (0.475)   $   (0.514)   $   (0.476)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $       9.670       $    9.400    $    9.590    $    9.570    $    9.040    $    9.430
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.41%            2.96%         5.34%        11.37%         1.55%         0.81%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $       6,664       $    4,079    $    3,308    $    2,838    $    2,701    $    1,737
Ratios (As a percentage of average daily
 net assets):
  Expenses(4)                                        0.81%(5)         0.79%         0.80%         0.86%         0.81%         0.80%
  Expenses after custodian fee
    reduction(4)                                     0.81%(5)         0.78%         0.80%         0.85%         0.81%         0.79%
  Net investment income                              4.81%(5)         4.92%         5.11%         5.12%         5.40%         4.81%
Portfolio Turnover of the Portfolio                     7%              12%            7%            8%           30%           31%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                          MICHIGAN FUND -- CLASS B
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                             YEAR ENDED JULY 31,
                                          JANUARY 31, 2004      ------------------------------------------------------------------
                                          (UNAUDITED)(1)          2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $      10.500       $   10.710    $   10.690    $   10.090    $   10.520    $   10.950
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.223       $    0.453    $    0.461    $    0.457    $    0.459    $    0.440
Net realized and unrealized gain (loss)             0.299           (0.213)        0.009         0.592        (0.401)       (0.420)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.522       $    0.240    $    0.470    $    1.049    $    0.058    $    0.020
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.222)      $   (0.450)   $   (0.450)   $   (0.449)   $   (0.445)   $   (0.435)
From net realized gain                                 --               --            --            --        (0.043)       (0.015)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.222)      $   (0.450)   $   (0.450)   $   (0.449)   $   (0.488)   $   (0.450)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $      10.800       $   10.500    $   10.710    $   10.690    $   10.090    $   10.520
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.02%            2.19%         4.50%        10.59%         0.75%         0.11%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $      64,104       $   66,608    $   73,107    $   77,957    $   82,580    $  107,357
Ratios (As a percentage of average daily
 net assets):
  Expenses(4)                                        1.56%(5)         1.54%         1.55%         1.60%         1.60%         1.58%
  Expenses after custodian fee
    reduction(4)                                     1.56%(5)         1.53%         1.55%         1.59%         1.60%         1.57%
  Net investment income                              4.15%(5)         4.20%         4.34%         4.38%         4.61%         4.03%
Portfolio Turnover of the Portfolio                     7%              12%            7%            8%           30%           31%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                          MINNESOTA FUND -- CLASS A
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                             YEAR ENDED JULY 31,
                                          JANUARY 31, 2004      ------------------------------------------------------------------
                                          (UNAUDITED)             2003(1)     2002(1)(2)       2001          2000        1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $       9.090       $    9.310    $    9.410    $    9.070    $    9.460    $    9.820
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.217       $    0.449    $    0.504    $    0.488    $    0.491    $    0.490
Net realized and unrealized gain (loss)             0.233           (0.185)       (0.118)        0.336        (0.395)       (0.351)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.450       $    0.264    $    0.386    $    0.824    $    0.096    $    0.139
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.230)      $   (0.484)   $   (0.486)   $   (0.484)   $   (0.486)   $   (0.499)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.230)      $   (0.484)   $   (0.486)   $   (0.484)   $   (0.486)   $   (0.499)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $       9.310       $    9.090    $    9.310    $    9.410    $    9.070    $    9.460
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.00%            2.86%         4.22%         9.29%         1.21%         1.34%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $       9,227       $    8,956    $    7,370    $    5,364    $    5,079    $    4,822
Ratios (As a percentage of average daily
 net assets):
  Expenses(4)                                        0.77%(5)         0.78%         0.77%         0.87%         0.79%         0.73%
  Expenses after custodian fee
    reduction(4)                                     0.77%(5)         0.76%         0.75%         0.82%         0.77%         0.71%
  Net investment income                              4.67%(5)         4.83%         5.41%         5.26%         5.48%         4.97%
Portfolio Turnover of the Portfolio                     9%              15%           26%           17%           12%           19%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002, and increase the ratio of net investment income to average shares outstanding from 5.39% to 5.41%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized

                        See notes to financial statements

                                                                          MINNESOTA FUND -- CLASS B
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                             YEAR ENDED JULY 31,
                                          JANUARY 31, 2004      ------------------------------------------------------------------
                                          (UNAUDITED)             2003(1)     2002(1)(2)       2001          2000        1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $       9.790       $   10.030    $   10.130    $    9.770    $   10.170    $   10.540
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.195       $    0.411    $    0.470    $    0.451    $    0.453    $    0.446
Net realized and unrealized gain (loss)             0.244           (0.204)       (0.121)        0.352        (0.418)       (0.369)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.439       $    0.207    $    0.349    $    0.803    $    0.035    $    0.077
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.209)      $   (0.447)   $   (0.449)   $   (0.443)   $   (0.435)   $   (0.447)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.209)      $   (0.447)   $   (0.449)   $   (0.443)   $   (0.435)   $   (0.447)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $      10.020       $    9.790    $   10.030    $   10.130    $    9.770    $   10.170
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      4.54%            2.07%         3.52%         8.36%         0.52%         0.65%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $      39,625       $   41,279    $   44,110    $   43,819    $   43,660    $   55,355
Ratios (As a percentage of average daily
 net assets):
  Expenses(4)                                        1.52%(5)         1.53%         1.52%         1.62%         1.55%         1.55%
  Expenses after custodian fee
    reduction(4)                                     1.52%(5)         1.51%         1.50%         1.57%         1.53%         1.53%
Net investment income                                3.94%(5)         4.11%         4.68%         4.52%         4.74%         4.21%
Portfolio Turnover of the Portfolio                     9%              15%           26%           17%           12%           19%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized loss per share by $0.002, and increase the ratio of net investment income to average shares outstanding from 4.66% to 4.68%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized

                        See notes to financial statements

                                                                         NEW JERSEY FUND -- CLASS A
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                             YEAR ENDED JULY 31,
                                          JANUARY 31, 2004      ------------------------------------------------------------------
                                          (UNAUDITED)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $      10.070       $   10.320    $   10.340    $    9.760    $   10.190    $   10.590
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.255       $    0.527    $    0.558    $    0.542    $    0.543    $    0.548
Net realized and unrealized gain (loss)             0.420           (0.248)       (0.043)        0.572        (0.430)       (0.394)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.675       $    0.279    $    0.515    $    1.114    $    0.113    $    0.154
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.255)      $   (0.529)   $   (0.535)   $   (0.534)   $   (0.543)   $   (0.554)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.255)      $   (0.529)   $   (0.535)   $   (0.534)   $   (0.543)   $   (0.554)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $      10.490       $   10.070    $   10.320    $   10.340    $    9.760    $   10.190
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      6.76%            2.67%         5.16%        11.71%         1.34%         1.39%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $      32,256       $   31,548    $   27,736    $   19,212    $   14,690    $   18,897
Ratios (As a percentage of average daily
 net assets):
  Expenses(4)                                        0.81%(5)         0.82%         0.83%         0.88%         0.83%         0.73%
  Expenses after custodian fee reduction(4)          0.81%(5)         0.82%         0.83%         0.87%         0.83%         0.72%
  Net investment income                              4.91%(5)         5.07%         5.46%         5.39%         5.64%         5.14%
Portfolio Turnover of the Portfolio                     8%              15%           26%           20%           26%           32%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                         NEW JERSEY FUND -- CLASS B
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                             YEAR ENDED JULY 31,
                                          JANUARY 31, 2004      ------------------------------------------------------------------
                                          (UNAUDITED)             2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $      10.510       $   10.780    $   10.790    $   10.180    $   10.610    $   11.020
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.227       $    0.470    $    0.504    $    0.494    $    0.489    $    0.481
Net realized and unrealized gain (loss)             0.438           (0.271)       (0.039)        0.590        (0.443)       (0.409)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.665       $    0.199    $    0.465    $    1.084    $    0.046    $    0.072
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.225)      $   (0.469)   $   (0.475)   $   (0.474)   $   (0.476)   $   (0.482)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.225)      $   (0.469)   $   (0.475)   $   (0.474)   $   (0.476)   $   (0.482)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $      10.950       $   10.510    $   10.780    $   10.790    $   10.180    $   10.610
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      6.39%            1.80%         4.43%        10.88%         0.63%         0.59%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $     230,329       $  228,575    $  239,669    $  238,445    $  233,230    $  289,219
Ratios (As a percentage of average daily
 net assets):
  Expenses(4)                                        1.56%(5)         1.57%         1.58%         1.63%         1.60%         1.57%
  Expenses after custodian fee
    reduction(4)                                     1.56%(5)         1.57%         1.58%         1.62%         1.60%         1.56%
  Net investment income                              4.16%(5)         4.33%         4.72%         4.71%         4.88%         4.37%
Portfolio Turnover of the Portfolio                     8%              15%           26%           20%           26%           32%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                        PENNSYLVANIA FUND -- CLASS A
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                             YEAR ENDED JULY 31,
                                          JANUARY 31, 2004      ------------------------------------------------------------------
                                          (UNAUDITED)(1)          2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $       9.680       $    9.870    $    9.870    $    9.480    $    9.990    $   10.400
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.258       $    0.525    $    0.565    $    0.548    $    0.534    $    0.546
Net realized and unrealized gain (loss)             0.284           (0.171)       (0.021)        0.381        (0.492)       (0.393)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                $       0.542       $    0.354    $    0.544    $    0.929    $    0.042    $    0.153
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.262)      $   (0.544)   $   (0.544)   $   (0.539)   $   (0.552)   $   (0.563)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.262)      $   (0.544)   $   (0.544)   $   (0.539)   $   (0.552)   $   (0.563)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $       9.960       $    9.680    $    9.870    $    9.870    $    9.480    $    9.990
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.64%            3.60%         5.66%        10.05%         0.58%         1.42%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $      20,106       $   17,109    $   14,896    $   11,411    $    9,302    $   10,652
Ratios (As a percentage of average daily
 net assets):
  Expenses(4)                                        0.83%(5)         0.83%         0.87%         0.89%         0.90%         0.75%
  Expenses after custodian fee
    reduction(4)                                     0.83%(5)         0.83%         0.85%         0.85%         0.90%         0.71%
  Net investment income                              5.19%(5)         5.29%         5.74%         5.65%         5.63%         5.29%
Portfolio Turnover of the Portfolio                     5%              23%           15%           15%           18%           27%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

                                                                        PENNSYLVANIA FUND -- CLASS B
                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED                             YEAR ENDED JULY 31,
                                          JANUARY 31, 2004      ------------------------------------------------------------------
                                          (UNAUDITED)(1)          2003(1)     2002(1)(2)      2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $      10.010       $   10.210    $   10.210    $    9.800    $   10.310    $   10.730
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $       0.230       $    0.469    $    0.510    $    0.492    $    0.477    $    0.477
Net realized and unrealized gain (loss)             0.292           (0.182)       (0.026)        0.392        (0.508)       (0.404)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $       0.522       $    0.287    $    0.484    $    0.884    $   (0.031)   $    0.073
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $      (0.232)      $   (0.487)   $   (0.484)   $   (0.474)   $   (0.479)   $   (0.493)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $      (0.232)      $   (0.487)   $   (0.484)   $   (0.474)   $   (0.479)   $   (0.493)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $      10.300       $   10.010    $   10.210    $   10.210    $    9.800    $   10.310
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                      5.26%            2.81%         4.83%         9.21%        (0.15)%        0.64%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $     201,933       $  204,087    $  211,865    $  218,068    $  227,779    $  303,150
Ratios (As a percentage of average daily
 net assets):
  Expenses(4)                                        1.58%(5)         1.58%         1.62%         1.65%         1.66%         1.58%
  Expenses after custodian fee
    reduction(4)                                     1.58%(5)         1.58%         1.60%         1.61%         1.66%         1.54%
  Net investment income                              4.47%(5)         4.57%         5.00%         4.90%         4.86%         4.47%
Portfolio Turnover of the Portfolio                     5%              23%           15%           15%           18%           27%

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5)  Annualized.

                        See notes to financial statements

EATON VANCE MUNICIPALS FUNDS AS OF JANUARY 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which, each diversified, are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan
   Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund). The Funds offer two classes of shares:
   Class A and Class B. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see
   Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Arizona Fund invests its assets in the Arizona Municipals Portfolio, the Colorado Fund invests its assets in the Colorado Municipals Portfolio, the Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Michigan Fund invests its assets in the Michigan Municipals Portfolio, the Minnesota Fund invests its assets in the Minnesota Municipals Portfolio, the New Jersey Fund invests its assets in the New Jersey Municipals Portfolio and the Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (approximately 99.9% at January 31, 2004 for each Fund). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 2003, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

   FUND                    AMOUNT        EXPIRES
   ------------------------------------------------------
   Arizona                 $   536,449   July 31, 2010
                               589,819   July 31, 2009
                               177,375   July 31, 2008
                               281,246   July 31, 2004

   Colorado                    146,689   July 31, 2010
                               145,382   July 31, 2009
                               544,424   July 31, 2004

   Connecticut                 214,600   July 31, 2010
                               242,814   July 31, 2009
                                91,011   July 31, 2005
                             3,075,216   July 31, 2004

   FUND                    AMOUNT        EXPIRES
   ------------------------------------------------------
   Michigan                $   681,535   July 31, 2011
                               226,944   July 31, 2010
                             1,413,569   July 31, 2008

   Minnesota                   214,916   July 31, 2010
                               128,212   July 31, 2009
                               340,808   July 31, 2008
                               329,867   July 31, 2005
                             2,795,903   July 31, 2004

   New Jersey                  941,924   July 31, 2011
                             1,190,382   July 31, 2009
                                23,676   July 31, 2005
                             4,843,800   July 31, 2004

   Pennsylvania              7,701,119   July 31, 2011
                             1,301,218   July 31, 2010
                               933,369   July 31, 2009
                             1,809,455   July 31, 2005
                             7,461,554   July 31, 2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

   Additionally, at July 31, 2003, Michigan Fund and New Jersey Fund had net capital losses of $578,222 and $609,607, respectively, attributable to security transactions incurred after October 31, 2002. These are treated as arising on the first day of each Fund's taxable year ending July 31, 2004.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H OTHER -- Investment transactions are accounted for on a trade-date basis.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to January 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                                            ARIZONA FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS A                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  148,892          378,487
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        10,979           17,130
   Redemptions                                            (86,374)        (189,343)
   -------------------------------------------------------------------------------
   NET INCREASE                                            73,497          206,274
   -------------------------------------------------------------------------------

                                                            ARIZONA FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS B                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  113,450          437,109
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        59,479           86,163
   Redemptions                                           (373,147)        (759,609)
   -------------------------------------------------------------------------------
   NET DECREASE                                          (200,218)        (236,337)
   -------------------------------------------------------------------------------

                                                           COLORADO FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS A                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  115,792          364,592
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        14,164           18,660
   Redemptions                                           (229,986)        (120,102)
   -------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                               (100,030)         263,150
   -------------------------------------------------------------------------------

                                                           COLORADO FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS B                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  142,124          168,406
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        27,317           55,914
   Redemptions                                           (589,729)        (334,094)
   -------------------------------------------------------------------------------
   NET DECREASE                                          (420,288)        (109,774)
   -------------------------------------------------------------------------------

                                                         CONNECTICUT FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS A                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  480,229          705,436
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        31,420           60,375
   Redemptions                                           (562,985)        (461,706)
   -------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                (51,336)         304,105
   -------------------------------------------------------------------------------

                                                         CONNECTICUT FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS B                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  132,560          831,576
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                       117,627          228,550
   Redemptions                                           (889,682)      (1,350,375)
   -------------------------------------------------------------------------------
   NET DECREASE                                          (639,495)        (290,249)
   -------------------------------------------------------------------------------

                                                           MICHIGAN FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS A                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  281,966          150,521
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                         3,867            7,429
   Redemptions                                            (30,519)         (69,100)
   -------------------------------------------------------------------------------
   NET INCREASE                                           255,314           88,850
   -------------------------------------------------------------------------------

                                                           MICHIGAN FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS B                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                   75,929          323,147
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        72,458          136,993
   Redemptions                                           (556,296)        (941,435)
   -------------------------------------------------------------------------------
   NET DECREASE                                          (407,909)        (481,295)
   -------------------------------------------------------------------------------

                                                           MINNESOTA FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS A                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                   88,121          315,627
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        13,462           27,434
   Redemptions                                            (95,320)        (149,378)
   -------------------------------------------------------------------------------
   NET INCREASE                                             6,263          193,683
   -------------------------------------------------------------------------------

                                                           MINNESOTA FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS B                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                   90,228          415,077
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        57,507          107,917
   Redemptions                                           (410,760)        (704,543)
   -------------------------------------------------------------------------------
   NET DECREASE                                          (263,025)        (181,549)
   -------------------------------------------------------------------------------

                                                          NEW JERSEY FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS A                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  304,304          945,861
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        34,898           59,254
   Redemptions                                           (397,940)        (558,568)
   -------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                (58,738)         446,547
   -------------------------------------------------------------------------------

                                                          NEW JERSEY FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS B                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  351,922        1,507,451
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                       275,354          460,248
   Redemptions                                         (1,342,648)      (2,463,631)
   -------------------------------------------------------------------------------
   NET DECREASE                                          (715,372)        (495,932)
   -------------------------------------------------------------------------------

                                                         PENNSYLVANIA FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS A                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  453,920          588,911
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                        24,180           42,066
   Redemptions                                           (227,077)        (371,922)
   -------------------------------------------------------------------------------
   NET INCREASE                                           251,023          259,055
   -------------------------------------------------------------------------------

                                                         PENNSYLVANIA FUND
                                                 ---------------------------------
                                                 SIX MONTHS ENDED
                                                 JANUARY 31, 2004   YEAR ENDED
   CLASS B                                       (UNAUDITED)        JULY 31, 2003
   -------------------------------------------------------------------------------
   Sales                                                  348,143        1,393,405
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                       237,082          415,382
   Redemptions                                         (1,368,998)      (2,165,938)
   -------------------------------------------------------------------------------
   NET DECREASE                                          (783,773)        (357,151)
   -------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and of the Portfolios are officers of the above organizations. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended January 31, 2004, EVM 37 earned $1,195, $752, $3,083,

   $1,808, $1,238, $5,169, and $5,993, in sub-transfer agent fees from Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $2,338, $1,887, $2,869, $1,511, $1,102,
   $5,719 and $7,313 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively, for the six months ended January 31, 2004.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5  DISTRIBUTION AND SERVICE PLANS

   Each Fund has in effect a distribution plan for Class B (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B shares, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B shares and, accordingly, reduces each Fund's net assets. For the six months ended January 31, 2004, the Class B shares of the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $224,905, $103,824, $457,538, $248,306, $153,965, $870,739
   and $766,105, respectively, to EVD, representing 0.75% (annualized) of each Fund's Class B average daily net assets. At January 31, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $1,164,000, $1,000,000, $1,718,000, $251,000, $832,000, $1,554,000 and $2,218,000,
   respectively.

   The Plans authorize each Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.20% of each Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended January 31, 2004, Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued service fees to or payable to EVD in the amount of $9,570, $9,064, $25,382, $4,804, $9,153, $32,438 and $18,724, respectively, for Class A shares, and $59,975, $27,686, $122,010, $66,215, $41,057, $232,197 and $204,295,
   respectively, for Class B shares.

   Certain officers and Trustees of the Funds are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC charges received on Class B redemptions when no Uncovered Distribution Charges exist for Class B will be credited to each Fund. EVD received approximately $25,000, $19,000, $30,000, $19,000, $11,000, $73,000 and $40,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund,

   Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2004.

   EVD received approximately $200 of CDSC paid by Class A shareholders of Pennsylvania Fund and no CDSC paid by Class A shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund and New Jersey Fund for the six months ended January 31, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended January 31, 2004 were as follows:

   ARIZONA FUND

   Increases                                     $      2,707,414
   Decreases                                            5,856,671

   COLORADO FUND

   Increases                                     $      2,583,759
   Decreases                                            8,993,026

   CONNECTICUT FUND

   Increases                                     $      6,493,598
   Decreases                                           17,493,082

   MICHIGAN FUND

   Increases                                     $      3,535,515
   Decreases                                            7,498,486

   MINNESOTA FUND

   Increases                                     $      1,745,649
   Decreases                                            5,685,542

   NEW JERSEY FUND

   Increases                                     $      6,978,935
   Decreases                                           21,683,647

   PENNSYLVANIA FUND

   Increases                                     $      8,001,639
   Decreases                                           19,650,381

ARIZONA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 98.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                VALUE
---------------------------------------------------------------------------------------------------------
EDUCATION -- 2.3%

  $       1,000    Arizona School Facility Board,
                   (State School Improvements), 5.00%, 7/1/19                              $    1,061,050
            500    Glendale, IDA, (Midwestern University),
                   5.75%, 5/15/21                                                                 536,100
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,597,150
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.7%

  $         700    Pima County, IDA, (Tucson Electric Power Co.),
                   6.00%, 9/1/29                                                           $      683,424
          1,500    Salt River, Agriculture Improvements and Power District,
                   5.00%, 1/1/31                                                                1,548,420
          1,000    Salt River, Agriculture Improvements and Power District,
                   5.00%, 1/1/23                                                                1,044,960
---------------------------------------------------------------------------------------------------------
                                                                                           $    3,276,804
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 15.4%

  $         500    Glendale, IDA, (Thunderbird-American Graduate School),
                   Prerefunded to 7/1/05, 7.125%, 7/1/20                                   $      546,665
          1,250    Maricopa County, IDA, (Place Five and The Greenery),
                   Escrowed to Maturity, 8.625%, 1/1/27                                         1,554,375
          7,500    Maricopa County, Single Family, Escrowed to Maturity,
                   0.00%, 2/1/16                                                                4,453,425
          6,500    Phoenix, IDA, Single Family, Escrowed to Maturity,
                   0.00%, 12/1/14                                                               4,174,690
---------------------------------------------------------------------------------------------------------
                                                                                           $   10,729,155
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.3%

  $       1,125    Puerto Rico, 0.00%, 7/1/18                                              $      575,741
          1,500    Tucson, 5.375%, 7/1/21                                                       1,695,225
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,270,966
---------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.9%

  $         900    Coconino County, IDA, Health Care Institution,
                   (Guidance Center, Inc.), 5.80%, 6/1/11                                  $      837,288
            500    Yavapai County, IDA, Health Care Institution,
                   (West Yavapai Guidance), 6.625%, 8/15/24                                       460,370
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,297,658
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 4.1%

  $         750    Arizona Health Facilities Authority,
                   (John C. Lincoln Health Network), 5.75%, 12/1/32                        $      729,870
          1,059    Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital), 8.125%, 6/1/12(1)                                 169,419
          1,171    Arizona Health Facilities Authority, (Phoenix
                   Memorial Hospital), 8.20%, 6/1/21(1)                                           187,410
          1,000    Scottsdale, IDA, (Scottsdale Healthcare),
                   5.70%, 12/1/21                                                               1,050,520
          1,000    Winslow, IDA, (Winslow Memorial Hospital),
                   5.50%, 6/1/22                                                                  704,360
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,841,579
---------------------------------------------------------------------------------------------------------

HOUSING -- 4.0%

  $       1,000    Maricopa County, IDA, (Laguna Point Apartments),
                   6.75%, 7/1/19                                                           $    1,024,740
            835    Maricopa County, IDA, (National Health Facilities II),
                   6.375%, 1/1/19                                                                 730,425
          1,000    Phoenix, IDA, (Woodstone and Silver Springs Apartments),
                   (Asset Guaranty), 6.25%, 4/1/23                                              1,012,160
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,767,325
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 2.3%

  $       1,000    Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10                          $    1,036,970
            650    Phoenix Airport Authority, (America West Airlines, Inc.),
                   (AMT), 6.25%, 6/1/19                                                           532,818
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,569,788
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.8%

  $         900    Pima County, IDA, (Tucson Electric Power Co.),
                   (FSA), 7.25%, 7/15/10                                                   $      945,180
            670    Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/29(2)(3)                                                    789,474
            500    Puerto Rico Electric Power Authority, (MBIA),
                   5.00%, 7/1/32                                                                  521,345
            400    Puerto Rico Electric Power Authority, (MBIA),
                   Variable Rate, 7/1/16(2)(3)                                                    606,292
          1,000    Puerto Rico Electric Power Authority, (XLCA),
                   5.375%, 7/1/18                                                               1,148,930
---------------------------------------------------------------------------------------------------------
                                                                                           $    4,011,221
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                VALUE
---------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 1.9%

  $       1,000    Maricopa County, IDA, (Samaritan Health Services),
                   (MBIA), Escrowed to Maturity, 7.00%, 12/1/16                            $    1,290,150
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,290,150
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 3.1%

  $       1,000    Puerto Rico General Obligation, (FGIC), 5.00%, 7/1/32                   $    1,038,950
            500    Puerto Rico General Obligation, (FSA), 5.125%, 7/1/30                          523,295
            500    Puerto Rico General Obligation, (FSA), Variable Rate,
                   7/1/27(2)(3)                                                                   600,630
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,162,875
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 15.2%

  $       1,195    Arizona Health Facilities Authority, (Arizona Healthcare
                   Systems), (FGIC), 5.50%, 6/1/15                                         $    1,368,179
          1,000    Arizona Health Facilities Authority, (Northern Arizona
                   Healthcare System), (AMBAC), 4.75%, 10/1/30                                  1,000,790
          2,000    Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC),
                   5.25%, 11/15/37(4)                                                           2,062,080
          1,000    Mesa IDA, (Discovery Health System), (MBIA),
                   5.625%, 1/1/29                                                               1,080,580
          1,000    Pima County, IDA, (Carondelet Health Care Corp.),
                   (MBIA), 5.25%, 7/1/12                                                        1,133,650
          1,000    Pima County, IDA, (Carondolet Health Care Corp.),
                   (MBIA), 5.25%, 7/1/11                                                        1,136,180
          1,500    Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC),
                   6.125%, 9/1/17                                                               1,719,135
          1,000    Yuma, IDA, (Yuma Regional Medical Center), (FSA),
                   5.00%, 8/1/31                                                                1,026,820
---------------------------------------------------------------------------------------------------------
                                                                                           $   10,527,414
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.9%

  $         550    Marana, Municipal Facilities, (Municipal Property Corp.),
                   (AMBAC), 5.00%, 7/1/28                                                  $      569,322
          1,000    Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
                   6/1/26(2)(5)                                                                 1,056,880
            290    Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
                   12/1/19(2)(3)                                                                  377,235
---------------------------------------------------------------------------------------------------------
                                                                                                2,003,437
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 4.8%

  $       1,000    Arizona Tourism and Sports Authority, (Multipurpose
                   Stadium Facility), (MBIA), 5.00%, 7/1/25                                $   1,037,620
            750    Arizona Tourism and Sports Authority, (Multipurpose
                   Stadium Facility), (MBIA), 5.00%, 7/1/28                                       776,348
          1,400    Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/28(3)                                                     1,523,550
---------------------------------------------------------------------------------------------------------
                                                                                           $    3,337,518
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 9.4%

  $       3,000    Phoenix Civic Improvements Corp., Airport Revenue,
                   (FGIC), (AMT), 5.25%, 7/1/27                                            $    3,107,820
          1,650    Puerto Rico Highway and Transportation Authority,
                   (MBIA), 5.50%, 7/1/36                                                        1,858,593
          1,500    Tucson Street and Highway Revenue, (FGIC),
                   5.00%, 7/1/18                                                                1,592,070
---------------------------------------------------------------------------------------------------------
                                                                                           $    6,558,483
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 3.3%

  $       1,205    Peoria, Water and Sewer, (FGIC), 5.00%, 7/1/18                          $    1,278,758
          1,000    Phoenix Civic Improvements Corp., Water System
                   Revenue, (FGIC), 5.00%, 7/1/22                                               1,043,590
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,322,348
---------------------------------------------------------------------------------------------------------

POOLED LOANS -- 8.2%

  $       2,000    Arizona Educational Loan Marketing Corp., (AMT),
                   6.25%, 6/1/06                                                           $    2,134,100
          2,000    Arizona Educational Loan Marketing Corp., (AMT),
                   6.30%, 12/1/08                                                               2,042,740
          1,500    Arizona Student Loan Acquisition Authority, (AMT),
                   7.625%, 5/1/10                                                               1,543,560
---------------------------------------------------------------------------------------------------------
                                                                                           $    5,720,400
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.0%

  $       1,800    Arizona Health Facilities Authority, (Care Institute,
                   Inc. - Mesa), 7.625%, 1/1/26(6)                                         $    1,416,078
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,416,078
---------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 3.8%

  $       1,000    Central Arizona Water Conservation District,
                   5.50%, 11/1/09                                                          $    1,150,810
          1,500    Phoenix, Civic Improvement Corp., Wastewater System,
                   4.75%, 7/1/23                                                                1,505,205
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,656,015
---------------------------------------------------------------------------------------------------------

                       See notes to financial statements

                                                                                           VALUE
---------------------------------------------------------------------------------------------------------
TOTAL TAX-EXEMPT INVESTMENTS -- 98.4%
   (IDENTIFIED COST $63,890,142)                                                           $   68,356,364
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.6%                                                     $    1,133,783
---------------------------------------------------------------------------------------------------------

NET ASSETS  100.0%                                                                         $   69,490,147
---------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 47.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.7% to 15.0% of total investments.

(1)  Non-income producing security.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as an inverse floater bond.

(6)  The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

COLORADO MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS  98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                VALUE
---------------------------------------------------------------------------------------------------------
EDUCATION -- 6.3%

  $       1,000    Colorado Educational and Cultural Facilities Authority,
                   (Alexander Dawson School), 5.30%, 2/15/29                               $    1,032,590
          1,000    Colorado Springs, (Colorado College), 5.25%, 6/1/24                          1,054,930
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,087,520
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.6%

  $       3,000    Dawson Ridge, Metropolitan District #1, Escrowed to
                   Maturity, 0.00%, 10/1/22                                                $    1,172,370
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,172,370
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 13.8%

  $         350    Aspen Valley, Hospital District, 6.80%, 10/15/24                        $      372,200
          1,150    Colorado Health Facilities Authority, (Catholic Health
                   Initiatives), 5.25%, 9/1/21                                                  1,191,032
            750    Colorado Health Facilities Authority, (Parkview Memorial
                   Hospital), 6.125%, 9/1/25                                                      785,587
            500    Colorado Health Facilities Authority, (Portercare Adventist
                   Health), 6.50%, 11/15/31                                                       548,080
            500    Colorado Health Facilities Authority, (Vail Valley Medical
                   Center), 5.80%, 1/15/27                                                        512,755
            400    La Junta, (Arkansas Valley Regional Medical Center),
                   6.10%, 4/1/24                                                                  405,960
            715    University of Colorado Hospital Authority,
                   5.60%, 11/15/25                                                                734,684
---------------------------------------------------------------------------------------------------------
                                                                                           $    4,550,298
---------------------------------------------------------------------------------------------------------

HOUSING -- 8.9%

  $         500    Colorado HFA, Multifamily, (AMT), 6.40%, 10/1/27                        $      521,985
             15    Colorado HFA, Single Family, 8.00%, 12/1/24                                     15,023
          1,000    Denver, Multifamily, (Bank Lofts), (FHA), (AMT),
                   6.15%, 12/1/16                                                               1,042,360
            355    Lake Creek, (Affordable Housing Corp.), Multifamily,
                   6.25%, 12/1/23                                                                 321,712
          1,000    Lakewood, Multifamily, (FHA), (AMT), 6.65%, 10/1/25                          1,026,300
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,927,380
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 4.6%

  $         500    Denver Airport Special Facilities, (United Airlines), (AMT),
                   6.875%, 10/1/32(1)                                                      $      333,000
            750    Puerto Rico Industrial, Medical and Environmental Pollution
                   Control Facility Finance Authority, (American Home Products),
                   5.10%, 12/1/18                                                                 772,552
  $         500    Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                           $      392,530
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,498,082
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 4.7%

  $       1,000    University of Colorado, (FGIC), 5.00%, 6/1/27                           $    1,032,900
            500    University of Northern Colorado, (AMBAC),
                   5.00%, 6/1/31                                                                  513,400
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,546,300
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 10.4%

  $         500    Arapahoe County, School District #6, (FGIC),
                   5.00%, 12/1/22                                                          $      524,540
          1,000    Arapahoe County, Water and Wastewater, Public
                   Improvements District, (MBIA), 5.125%, 12/1/32                               1,040,500
            500    Bowles, Metropolitan District, (FSA), 5.00%, 12/1/33                           516,650
          1,000    Pueblo County, School District #70, (FGIC),
                   5.00%, 12/1/19                                                               1,104,640
            200    Puerto Rico, (FSA), Variable Rate, 7/1/27(2)(3)                                240,252
---------------------------------------------------------------------------------------------------------
                                                                                           $    3,426,582
---------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 5.5%

  $         760    Colorado Educational and Cultural Facilities Authority,
                   (Student Housing Foundation/University of Colorado),
                   (AMBAC), 5.00%,  7/1/27                                                 $      785,179
            985    Thornton, SCA Realty Multifamily, (FSA), 7.10%, 1/1/30                       1,022,588
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,807,767
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.5%

  $         250    Puerto Rico Public Building Authority, (AMBAC),
                   5.50%, 7/1/21                                                           $      289,353
            400    Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
                   12/1/19(2)(3)                                                                  520,324
---------------------------------------------------------------------------------------------------------
                                                                                           $      809,677
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 5.6%

  $         255    Larimer County, Sales and Use Tax Revenue,
                   (Fairgrounds & Events Center), (MBIA),
                   5.00%, 12/15/19                                                         $      271,430
            500    Sand Creek, Metropolitan District, (XLCA),
                   5.00%, 12/1/31                                                                 515,050
          1,000    Sand Creek, Metropolitan District, (XLCA),
                   5.375%, 12/1/27                                                              1,071,410
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,857,890
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                VALUE
---------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 21.8%

  $       3,500    E-470 Colorado Public Highway Authority, (MBIA),
                   0.00%, 9/1/16                                                           $    2,000,005
          2,000    Northwest Parkway Public Highway Authority, (FSA),
                   5.25%, 6/15/41                                                               2,095,660
          3,095    Puerto Rico Highway and Transportation Authority, (AMBAC),
                   0.00%, 7/1/18                                                                1,687,734
            250    Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.00%, 7/1/36                                                                  262,660
          1,000    Puerto Rico Highway and Transportation Authority, (MBIA),
                   5.50%, 7/1/36(4)                                                             1,126,420
---------------------------------------------------------------------------------------------------------
                                                                                           $    7,172,479
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.2%

  $         425    Logan County, Industrial Development, (TLC Care
                   Choices, Inc.), 6.875%, 12/1/23                                         $      382,045
---------------------------------------------------------------------------------------------------------
                                                                                           $      382,045
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.2%

  $         400    Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19                  $      425,588
            360    Bell Mountain Ranch, Metropolitan District,
                   6.625%, 11/15/25                                                               370,040
            400    Black Hawk, Business Improvement District,
                   6.50%, 12/1/11                                                                 395,496
            500    Cottonwood, Water and Sanitation District,
                   7.75%, 12/1/20                                                                 531,915
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,723,039
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.4%

  $         450    Eagle County, (Eagle County Airport Terminal), (AMT),
                   7.50%, 5/1/21                                                           $      461,759
---------------------------------------------------------------------------------------------------------
                                                                                           $      461,759
---------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 3.2%

  $       1,000    Colorado Water Resources, Power Development Authority,
                   5.00%, 9/1/21                                                           $    1,047,900
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,047,900
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.7%
   (IDENTIFIED COST $30,646,324)                                                           $   32,471,088
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                                     $      419,571
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                       $   32,890,659
---------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

FHA - Federal Housing Authority

The Portfolio invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 51.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.9% to 14.5% of total investments.

(1)  Non-income producing security.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

CONNECTICUT MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 95.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                VALUE
---------------------------------------------------------------------------------------------------------
EDUCATION -- 8.8%

  $       1,500    Connecticut HEFA, (Loomis Chaffee School),
                   5.25%, 7/1/31                                                           $    1,573,245
          2,500    Connecticut HEFA, (University of Hartford),
                   5.25%, 7/1/32                                                                2,591,300
          2,000    Connecticut HEFA, (Yale University), 5.00%, 7/1/42                           2,060,980
          4,350    Connecticut HEFA, (Yale University), 5.125%, 7/1/27                          4,514,256
          1,350    University of Connecticut, 5.00%, 5/15/23                                    1,398,087
            545    University of Connecticut, 5.375%, 4/1/18                                      629,938
---------------------------------------------------------------------------------------------------------
                                                                                           $   12,767,806
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.3%

  $       3,135    Connecticut Development Authority, (Connecticut
                   Light and Power), 5.85%, 9/1/28                                         $    3,345,735
            800    Connecticut Development Authority, (Western Mass
                   Electric), Variable Rate, 9/1/22(1)(2)                                         904,064
          2,000    Puerto Rico Electric Power Authority, 5.125%, 7/1/29                         2,057,120
---------------------------------------------------------------------------------------------------------
                                                                                           $    6,306,919
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 7.2%

  $       3,010    Connecticut Clean Water Fund, 5.50%, 10/1/19                            $    3,524,258
            720    Connecticut HEFA, (NHP) (Highland View), (AMT),
                   Prerefunded to 11/1/04, 7.00%, 11/1/07                                         765,137
          1,305    Connecticut HEFA, (NHP), (Sharon Healthcare),
                   Prerefunded to 11/1/04, 6.25%, 11/1/14                                       1,381,878
            335    Connecticut HEFA, (NHP), (Wadsworth Glen), (AMT),
                   Prerefunded to 11/1/04, 7.00%, 11/1/07                                         356,001
          2,000    Connecticut HEFA, (NHP), (Wadsworth Glen), (AMT),
                   Prerefunded to 11/1/04, 7.50%, 11/1/16                                       2,132,700
          2,000    Connecticut HEFA, (NHP), (Windsor), Prerefunded to
                   11/1/04, 7.125%, 11/1/14                                                     2,130,820
            100    Guam Power Authority, Prerefunded to 10/1/04,
                   6.625%, 10/1/14                                                                105,743

---------------------------------------------------------------------------------------------------------
                                                                                           $   10,396,537
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 4.1%

  $       1,750    Connecticut, 0.00%, 11/1/09                                             $    1,477,245
          1,270    Danbury, 4.50%, 2/1/14                                                       1,371,397
          1,065    Puerto Rico, 0.00%, 7/1/15                                                     649,490
            400    Redding, 5.50%, 10/15/18                                                       465,472
            650    Redding, 5.625%, 10/15/19                                                      765,999
            535    Wilton, 5.25%, 7/15/18                                                         610,093
            535    Wilton, 5.25%, 7/15/19                                                         608,546
---------------------------------------------------------------------------------------------------------
                                                                                           $    5,948,242
---------------------------------------------------------------------------------------------------------

HOUSING -- 0.0%

  $          45    Connecticut HFA, Housing Mortgage Finance Program,
                   (AMT), 5.45%, 5/15/32                                                   $       46,485
---------------------------------------------------------------------------------------------------------
                                                                                           $       46,485
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.5%

  $       3,065    Connecticut Development Authority, Airport Facility,
                   (Signature Flight), (AMT), 6.625%, 12/1/14                              $    2,979,456
          4,500    Eastern Connecticut Resource Recovery Authority,
                   (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20                                  4,512,960
            700    Puerto Rico Port Authority, (American Airlines), (AMT),
                   6.25%, 6/1/26                                                                  549,542
          1,350    Sprague, Environmental Improvement, (International
                   Paper Co.), (AMT), 5.70%, 10/1/21                                            1,386,666
---------------------------------------------------------------------------------------------------------
                                                                                           $    9,428,624
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 14.0%

  $       1,250    Connecticut HEFA, (Choate Rosemary College), (MBIA),
                   5.00%, 7/1/27                                                           $    1,274,150
          1,550    Connecticut HEFA, (Connecticut College), (MBIA),
                   5.00%, 7/1/32                                                                1,602,901
          2,000    Connecticut HEFA, (Fairfield University), (MBIA),
                   5.00%, 7/1/28                                                                2,052,900
          2,500    Connecticut HEFA, (Fairfield University), (MBIA),
                   5.25%, 7/1/25                                                                2,621,000
          1,000    Connecticut HEFA, (Greenwich Academy), (FSA),
                   5.00%, 3/1/32                                                                1,033,750
          5,305    Connecticut HEFA, (Trinity College), (MBIA),
                   5.50%, 7/1/21                                                                6,125,790
          1,440    Connecticut HEFA, (Westminster School), (MBIA),
                   5.00%, 7/1/29                                                                1,472,501
          1,000    University of Connecticut, (FGIC), 5.00%, 11/15/29                           1,038,780
          3,000    University of Connecticut, (MBIA), 4.75%, 11/15/24                           3,030,150
---------------------------------------------------------------------------------------------------------
                                                                                           $   20,251,922
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.5%

  $       4,000    Puerto Rico Electric Power Authority, (FSA),
                   4.75%, 7/1/24                                                           $    4,053,960
          1,000    Puerto Rico Electric Power Authority, (MBIA), Variable
                   Rate, 7/1/16(1)(3)                                                           1,515,730
            830    Puerto Rico Electric Power Authority, DRIVERS, (FSA),
                   Variable Rate, 7/1/29(1)(3)                                                    978,006
---------------------------------------------------------------------------------------------------------
                                                                                           $    6,547,696
---------------------------------------------------------------------------------------------------------

                      See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                VALUE
---------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- 1.5%

  $       1,000    Connecticut HEFA, (Choate Rosemary College), (MBIA),
                   Prerefunded to 7/1/04, 6.80%, 7/1/15                                    $    1,034,230
          1,000    Connecticut Special Tax Transportation Infrastructure,
                   (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21                                1,135,340
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,169,570
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 12.5%

  $       3,870    Bridgeport, (FGIC), 4.75%, 8/15/21                                      $    3,977,315
          2,305    Bridgeport, (FGIC), 5.375%, 8/15/19                                          2,519,296
          2,000    Connecticut, (FSA), 5.00%, 10/15/19                                          2,130,880
          1,000    New Britain, (MBIA), 6.00%, 3/1/12                                           1,198,860
          3,500    New Haven, (FGIC), 5.00%, 11/1/18                                            3,798,445
            515    Puerto Rico General Obligation, (FGIC), 5.00%, 7/1/32                          535,059
            350    Puerto Rico General Obligation, (FSA), Variable Rate,
                   7/1/27(1)(3)                                                                   420,441
          3,500    Suffield, (MBIA), 4.75%, 6/15/21                                             3,599,575
---------------------------------------------------------------------------------------------------------
                                                                                           $   18,179,871
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.4%

  $       1,000    Connecticut HEFA, (Bridgeport Hospital), (MBIA),
                   6.625%, 7/1/18                                                          $    1,013,960
          1,000    Connecticut HEFA, (Danbury Hospital), (AMBAC),
                   5.375%, 7/1/17                                                               1,069,070
          1,500    Connecticut HEFA, (Hospital of St. Raphael), (AMBAC),
                   6.625%, 7/1/14                                                               1,561,500
          1,350    Connecticut HEFA, (Lawrence and Memorial Hospital),
                   (MBIA), 5.00%, 7/1/22                                                        1,359,409
---------------------------------------------------------------------------------------------------------
                                                                                           $    5,003,939
---------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.0%

  $       1,450    Connecticut HFA, (Housing Mortgage Finance Program),
                   (MBIA), (AMT), 5.30%, 5/15/33                                           $    1,489,295
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,489,295
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.3%

  $       3,250    Puerto Rico Public Building Authority, (AMBAC),
                   5.50%, 7/1/21                                                           $    3,761,582
            800    Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
                   12/1/19(1)(3)                                                                1,040,648
---------------------------------------------------------------------------------------------------------
                                                                                           $    4,802,230
---------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.2%
---------------------------------------------------------------------------------------------------------
  $         550    Connecticut HEFA, (Child Care Facility Program), (AMBAC),
                   5.00%, 7/1/31                                                           $      564,998
          1,150    Connecticut HEFA, (Village Families & Children), (AMBAC),
                   5.00%, 7/1/32                                                                1,186,570
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,751,568
---------------------------------------------------------------------------------------------------------

INSURED-POOLED LOANS -- 1.0%

  $       1,360    Connecticut Higher Education Supplemental Loan Authority,
                   (MBIA), (AMT), 5.25%, 11/15/21                                          $    1,412,278
---------------------------------------------------------------------------------------------------------
                                                                                           $    1,412,278
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.7%

  $         375    Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   Variable Rate, 7/1/07(1)(2)                                             $      397,061
          2,000    Puerto Rico Infrastructure Financing Authority, (AMBAC),
                   5.00%, 7/1/28                                                                2,058,840
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,455,901
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.0%

  $       5,500    Connecticut Airport, (Bradley International Airport), (FGIC),
                   (AMT), 5.125%, 10/1/26                                                  $    5,635,685
            500    Guam International Airport Authority, (MBIA),
                   5.25%, 10/1/23                                                                 534,980
          1,750    Puerto Rico Highway and Transportation Authority,
                   (AMBAC), 0.00%, 7/1/16                                                       1,059,712
---------------------------------------------------------------------------------------------------------
                                                                                           $    7,230,377
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 2.1%

  $       1,530    South Central Connecticut Regional Water Authority,
                   (MBIA), 5.00%, 8/1/25                                                   $    1,590,420
          1,340    South Central Connecticut Regional Water Authority,
                   (FGIC), 5.125%, 8/1/29                                                       1,392,113
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,982,533
---------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.6%

  $       2,000    Puerto Rico Public Finance Corp., (Commonwealth
                   Appropriation), 6.00%, 8/1/26                                           $    2,332,600
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,332,600
---------------------------------------------------------------------------------------------------------

POOLED LOANS  0.5%

  $         645    Connecticut Higher Education Supplemental Loan Authority,
                   (AMT), 6.20%, 11/15/09                                                  $      652,934
---------------------------------------------------------------------------------------------------------
                                                                                           $      652,934
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                                VALUE
---------------------------------------------------------------------------------------------------------
SOLID WASTE -- 4.8%

  $       2,500    Bristol Resource Recovery Facility, (Ogden Martin
                   Systems), 6.50%, 7/1/14                                                 $    2,596,525
          4,250    Connecticut Resources Recovery Authority, (American
                   REF-FUEL Co.), (AMT), 6.45%, 11/15/22                                        4,315,578
---------------------------------------------------------------------------------------------------------
                                                                                           $    6,912,103
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 4.3%

  $       3,180    Connecticut Special Tax Transportation Infrastructure,
                   6.125%, 9/1/12(4)                                                       $    3,811,294
          2,000    Connecticut Special Tax Transportation Infrastructure,
                   6.50%, 10/1/12                                                               2,470,000
---------------------------------------------------------------------------------------------------------
                                                                                           $    6,281,294
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.4%

  $         500    Puerto Rico Highway and Transportation Authority,
                   5.50%, 7/1/15                                                           $      565,500
---------------------------------------------------------------------------------------------------------
                                                                                           $      565,500
---------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 1.8%

  $       1,250    Connecticut Clean Water Fund, 6.00%, 10/1/12                            $    1,503,325
          1,100    Stamford, Water Pollution Control System and Facilities,
                   5.00%, 11/15/32                                                              1,138,335
---------------------------------------------------------------------------------------------------------
                                                                                           $    2,641,660
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS
   (IDENTIFIED COST $127,973,780)                                                          $  138,557,884
---------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.5%

                                                                        PRINCIPAL
                                                                        AMOUNT
SECURITY                                                                (000'S OMITTED)    VALUE
---------------------------------------------------------------------------------------------------------
Connecticut HEFA, (Yale University), Variable Rate,
7/1/33                                                                     $     5,000     $    5,000,000
---------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $5,000,000)                                                         $    5,000,000
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.0%
   (IDENTIFIED COST $132,973,780)                                                          $  143,557,884
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.0%                                                     $    1,476,875
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                       $  145,034,759
---------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 51.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.8% to 22.9% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as an inverse floater bond.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

MICHIGAN MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
EDUCATION -- 1.8%

  $     1,250       Michigan Higher Education Facilities Authority, (Creative
                    Studies), 5.85%, 12/1/22                                              $     1,273,225
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,273,225
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.4%

  $     1,000       Puerto Rico Electric Power Authority, 5.125%, 7/1/29                  $     1,028,560

---------------------------------------------------------------------------------------------------------
                                                                                          $     1,028,560
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 3.0%

  $       250       Battle Creek, Downtown Development Authority Tax
                    Increment, Prerefunded to 5/1/04, 7.60%, 5/1/16                       $       259,095
        1,315       Battle Creek, Downtown Development Authority Tax
                    Increment, Prerefunded to 5/1/04, 7.65%, 5/1/22                             1,362,997
          475       Detroit, Prerefunded to 4/1/05, 6.70%, 4/1/10                                 510,473
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,132,565
---------------------------------------------------------------------------------------------------------

HEALTH CARE -- MISCELLANEOUS -- 1.4%

  $     1,080       Pittsfield Township EDC, (Arbor Hospice),
                    7.875%, 8/15/27                                                       $     1,034,392
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,034,392
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 12.9%

  $       500       Allegan Hospital Finance Authority, (Allegan General
                    Hospital), 7.00%, 11/15/21                                            $       512,210
          870       Mecosta County, (Michigan General Hospital),
                    5.75%, 5/15/09                                                                877,047
        2,000       Michigan Hospital Finance Authority, (Central Michigan
                    Community Hospital), 6.25%, 10/1/27                                         2,003,620
        3,750       Michigan Hospital Finance Authority, (McLaren Obligated
                    Group), 4.50%, 10/15/21                                                     3,466,725
        1,500       Michigan Hospital Finance Authority, (Oakwood Hospital),
                    5.75%, 4/1/32                                                               1,553,355
          750       Michigan Hospital Finance Authority, (Sparrow Obligation
                    Group), 5.625%, 11/15/36                                                      761,512
---------------------------------------------------------------------------------------------------------
                                                                                          $     9,174,469
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 6.0%

  $     2,000       Dickinson, EDC, (Champion International),
                    5.85%, 10/1/18                                                        $     2,043,620
        2,200       Michigan Strategic Fund, (S.D. Warren), (AMT),
                    7.375%, 1/15/22                                                             2,195,336
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,238,956
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 5.9%

  $     1,000       Ferris State University, (AMBAC), 5.00%, 10/1/23(1)                   $     1,029,830
        1,000       Michigan Technological University, (XLCA),
                    5.00%, 10/1/33                                                              1,029,210
        2,000       Western Michigan University, (FGIC),
                    5.125%, 11/15/22                                                            2,104,040
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,163,080
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.9%

  $     2,000       Michigan Strategic Fund Resource Recovery, (Detroit
                    Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29                             $     2,112,180
          300       Michigan Strategic Fund, (Detroit Edison Co.), (FGIC),
                    6.95%, 5/1/11                                                                 374,355
        1,000       Puerto Rico Electric Power Authority, (FSA),
                    4.75%, 7/1/24                                                               1,013,490
---------------------------------------------------------------------------------------------------------
                                                                                          $     3,500,025
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 7.0%

  $     3,500       Kent Hospital Finance Authority, (Butterworth Health
                    System), Prerefunded to 1/15/06, (MBIA),
                    6.125%, 1/15/21                                                       $     3,877,685
        1,000       Lake Orion, School District, Prerefunded to 5/1/05,
                    (AMBAC), 7.00%, 5/1/20                                                      1,082,510
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,960,195
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 31.6%

  $     1,000       Avondale School District, (AMBAC), 4.75%, 5/1/22                      $     1,010,810
        1,005       Brighton School District, (AMBAC), 0.00%, 5/1/18                              525,605
          250       Clawson City School District, (FSA), 5.00%, 5/1/24                            255,957
        1,000       Coopersville Area Public School District, (MBIA),
                    5.00%, 5/1/29                                                               1,020,980
        2,000       Detroit School District, (FGIC), 5.25%, 5/1/28                              2,113,140
        1,000       Detroit, City School District, (FSA), 6.00%, 5/1/29                         1,220,580
          400       Haslett Public School District, (FSA), 4.75%, 5/1/26                          402,468
        1,900       Holland School District, (AMBAC), 0.00%, 5/1/17                             1,053,474
        3,000       Lake Orion, Community School District, (FGIC),
                    5.125%, 5/1/23                                                              3,135,390
        1,000       Melvindale-Northern Allen Park School District, (Building
                    and Site), (FSA), 5.00%, 5/1/28                                             1,033,220
        1,000       Novi Building Authority, (FSA), 5.50%, 10/1/25                              1,079,300
        2,410       Okemos Public Schools, (MBIA), 0.00%, 5/1/16                                1,415,586
        1,790       Parchment School District, (MBIA), 5.00%, 5/1/25                            1,910,252
          350       Puerto Rico General Obligation, (FSA), Variable Rate,
                    7/1/27(2)(3)                                                                  420,441
        1,000       Redford Union School District No.1, (AMBAC),
                    5.00%, 5/1/22                                                               1,072,720
        1,000       St. Johns Public Schools, (FGIC), 5.10%, 5/1/25                             1,077,900

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS (CONTINUED)

  $     2,500       Wyoming Public Schools, (FGIC), 5.125%, 5/1/23                        $     2,612,825
        1,000       Zeeland Public Schools, (FGIC), 5.25%, 5/1/22                               1,066,530
---------------------------------------------------------------------------------------------------------
                                                                                          $    22,427,178
---------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 1.7%

  $       500       Michigan HDA, (Parkway Meadows), (FSA),
                    6.85%, 10/15/18                                                       $       511,900
          660       Michigan HDA, Rental Housing, (MBIA), (AMT),
                    5.30%, 10/1/37                                                                672,316
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,184,216
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.5%

  $     1,000       Michigan Building Authority, (Facilities Program), (MBIA),
                    5.00%, 10/15/29                                                       $     1,035,330
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,035,330
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.4%

  $     1,000       Wayne Charter County, (Airport Hotel-Detroit Metropolitan
                    Airport), (MBIA) , 5.00%, 12/1/30                                     $     1,032,010
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,032,010
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.5%

  $       345       Puerto Rico Highway and Transportation Authority, (MBIA),
                    Variable Rate, 1/1/19(2)(3)                                           $       455,476
        2,000       Wayne Charter County Airport, Residual Certificates,
                    (MBIA), (AMT), Variable Rate, 12/1/28(2)(4)                                 2,033,360
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,488,836
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.3%

  $       500       Detroit, City Water Supply System, (FGIC),
                    4.75%, 7/1/19                                                         $       504,585
        2,400       Grand Rapids, Sanitary Sewer System, (FGIC),
                    4.75%, 1/1/28                                                               2,410,152
        2,165       Warren, Water and Sewer, (FSA), 5.25%, 11/1/26                              2,276,649
---------------------------------------------------------------------------------------------------------
                                                                                          $     5,191,386
---------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 3.6%

  $     3,050       Detroit, Downtown Tax Increment, 0.00%, 7/1/16                        $     1,657,706
        2,000       Detroit, Downtown Tax Increment, 0.00%, 7/1/20                                839,160
           30       Michigan Municipal Bond Authority Local Government
                    Loan, 6.90%, 5/1/21                                                            30,129
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,526,995
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.2%

  $     1,500       Kent County Airport Facility, (AMT), Variable Rate,
                    1/1/25(2)(4)                                                          $     1,532,790
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,532,790
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 97.1%
   (IDENTIFIED COST $61,651,270)                                                          $    68,924,208
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.9%                                                    $     2,057,812
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                      $    70,982,020
---------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 66.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 1.5% to 22.6% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4)  Security has been issued as an inverse floater bond.

                        See notes to financial statements

MINNESOTA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
EDUCATION -- 12.1%

  $     1,000       Hopkins, (Blake School), 5.50%, 9/1/24                                $     1,071,140
        1,250       Minnesota Higher Education Facilities Authority, (Hamline
                    University), 6.00%, 10/1/29                                                 1,299,387
          575       Minnesota Higher Education Facilities Authority,
                    (Minneapolis College of Art), 5.375%, 5/1/21                                  590,220
          500       Minnesota Higher Education Facilities Authority, (St. John's
                    University), 5.25%, 10/1/26                                                   516,690
          500       Minnesota Higher Education Facilities Authority, (St. John's
                    University), 5.40%, 10/1/22                                                   513,995
          500       Minnesota Higher Education Facilities Authority, (St. Mary's
                    College), 6.15%, 10/1/23                                                      505,340
        1,380       St. Cloud Housing and Redevelopment Authority, (University
                    Foundation), 5.00%, 5/1/23                                                  1,431,364
---------------------------------------------------------------------------------------------------------
                                                                                          $     5,928,136
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 9.4%

  $     2,000       Chaska, Electric, 6.10%, 10/1/30                                      $     2,129,260
          400       Puerto Rico Electric Power Authority, Variable Rate,
                    7/1/29(1)(2)                                                                  422,844
        1,980       Rochester Electric, 5.25%, 12/1/30                                          2,051,696
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,603,800
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 12.8%

  $       750       Dakota County, Community Development Agency, (Senior
                    Housing Facilities), 5.00%, 1/1/21                                    $       783,105
        2,300       Hennepin County, Regional Railroad Authority,
                    5.00%, 12/1/31                                                              2,367,574
        1,500       Minneapolis and St. Paul General Obligation, Metropolitan
                    Airport Commission, (AMT), 4.50%, 1/1/15                                    1,539,885
        1,000       Minnesota State, (Duluth Airport), (AMT),
                    6.25%, 8/1/14                                                               1,065,420
          500       Osseo, Independent School District No. 279,
                    5.25%, 2/1/21                                                                 537,400
---------------------------------------------------------------------------------------------------------
                                                                                          $     6,293,384
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 8.9%

  $     1,000       Bemidji Health Care Facilities, (North Country Health
                    Services), (RAA), 5.00%, 9/1/31                                       $     1,010,740
          700       Martin County, (Fairmont Community Hospital Association),
                    6.625%, 9/1/22                                                                690,753
        1,000       Rochester Health Care Facilities, (Mayo Clinic),
                    5.50%, 11/15/27                                                             1,062,630
          500       Rochester Health Care Facilities, (Mayo Clinic), Variable
                    Rate, 11/15/27(1)(2)                                                          562,635
        1,000       St. Louis Park, Health Care Facilities Revenue, (Nicollet
                    Health Services), 5.25%, 7/1/30                                             1,013,170
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,339,928
---------------------------------------------------------------------------------------------------------

HOUSING -- 5.6%

  $       500       Columbia Heights, Multifamily, (Housing Crest),
                    6.625%, 4/20/43                                                       $       540,335
          500       Minneapolis, Multifamily, (Bottineau Commons),
                    5.45%, 4/20/43                                                                517,020
        1,650       Minnetonka, Multifamily, (Archer Heights Apartments),
                    (AMT), 6.00%, 1/20/27                                                       1,710,175
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,767,530
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.4%

  $     1,000       Cloquet, (Potlach Corp.), 5.90%, 10/1/26                              $       961,520
        1,605       Minneapolis, Community Development Agency, Common
                    Bond Fund, (AMT), 6.80%, 12/1/24                                            1,664,834
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,626,354
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.1%

  $       500       Minnesota State Colleges and University, (St. Cloud St.
                    University), (FSA), 5.00%, 10/1/19                                    $       533,090
---------------------------------------------------------------------------------------------------------
                                                                                          $       533,090
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 12.0%

  $       500       Northern Minnesota Municipal Power Agency, (AMBAC),
                    4.75%, 1/1/20                                                         $       511,895
          500       Puerto Rico Electric Power Authority, RITES, (FSA),
                    Variable Rate, 7/1/20(2)(3)                                                   589,160
          950       Southern Minnesota Municipal Power Agency, (MBIA),
                    0.00%, 1/1/21(4)                                                              430,018
       10,000       Southern Minnesota Municipal Power Agency, (MBIA),
                    0.00%, 1/1/25                                                               3,644,300
           50       Southern Minnesota Municipal Power Agency, (MBIA),
                    (AMT), Variable Rate, 1/1/18(1)(2)                                             52,396
          565       Western Minnesota Municipal Power Agency, (AMBAC),
                    5.50%, 1/1/16                                                                 634,037
---------------------------------------------------------------------------------------------------------
                                                                                          $     5,861,806
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
INSURED-GENERAL OBLIGATIONS -- 6.6%

  $       695       Freeborn County, (Criminal Justice Center), (FGIC),
                    5.00%, 2/1/23                                                         $       723,113
        1,000       Lake Superior, Independent School District No. 381, (FSA),
                    5.00%, 4/1/18                                                               1,077,270
        1,330       St. Francis, Independent School District No. 15, (FGIC),
                    6.35%, 2/1/12                                                               1,453,225
---------------------------------------------------------------------------------------------------------
                                                                                          $     3,253,608
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 3.1%

  $       450       Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16                          $       466,074
        1,000       Willmar, (Rice Memorial Hospital), (FSA),
                    5.00%, 2/1/32                                                               1,045,260
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,511,334
---------------------------------------------------------------------------------------------------------

INSURED-HOUSING -- 3.2%

  $     1,500       SCA MFMR Receipts, Burnsville, (FSA), 7.10%, 1/1/30                   $     1,557,240
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,557,240
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 2.7%

  $     1,270       Hopkins, Housing and Redevelopment Authority, (Public
                    Works and Fire Station), (MBIA), 5.00%, 2/1/20                        $     1,347,953
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,347,953
---------------------------------------------------------------------------------------------------------

INSURED-OTHER REVENUE -- 1.7%

  $       800       St. Paul, Housing and Redevelopment Authority,
                    (Block 19), (FSA), 5.35%, 8/1/29                                      $       851,024
---------------------------------------------------------------------------------------------------------
                                                                                          $       851,024
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.1%

  $     1,000       Washington County, Housing and Redevelopment Authority,
                    (Annual Appropriation), (MBIA), 5.50%, 2/1/32                         $     1,036,110
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,036,110
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 3.2%

  $     1,500       Minneapolis and St. Paul Metropolitan Airport Commission,
                    (FGIC), 5.25%, 1/1/32                                                 $     1,560,135
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,560,135
---------------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 4.3%

  $     2,000       Minneapolis, Art Center Facilities, (Walker Art Center),
                    5.125%, 7/1/21                                                        $     2,100,820
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,100,820
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 4.3%

  $     1,000       Columbia Heights, Multifamily, (Crestview Corp.),
                    6.00%, 3/1/33                                                         $       926,530
          670       Minneapolis, (Walker Methodist Senior Services),
                    6.00%, 11/15/28                                                               557,507
          975       St. Paul, Housing and Redevelopment, (Care Institute,
                    Inc.-Highland), 8.75%, 11/1/24(5)                                             607,415
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,091,452
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.5%
   (IDENTIFIED COST $45,751,631)                                                          $    48,263,704
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.5%                                                    $       723,071
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                      $    48,986,775
---------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 36.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.4% to 13.5% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

(4) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

NEW JERSEY MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 100.2%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
COGENERATION -- 1.6%

  $     1,725       New Jersey EDA, (Trigen Trenton), (AMT), 6.20%,
                    12/1/07                                                               $     1,733,056
        2,500       Port Authority of New York and New Jersey, (KIAC),
                    (AMT), 6.75%, 10/1/19                                                       2,557,250
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,290,306
---------------------------------------------------------------------------------------------------------

EDUCATION -- 0.2%

  $       500       New Jersey Educational Facilities Authority, (Stevens
                    Institute of Technology), 5.25%, 7/1/32                               $       513,625
---------------------------------------------------------------------------------------------------------
                                                                                          $       513,625
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 4.0%

  $     9,000       Puerto Rico Electric Power Authority, 0.00%, 7/1/17                   $     4,901,490
        2,000       Puerto Rico Electric Power Authority, 0.00%, 7/1/17                         1,089,220
        2,000       Puerto Rico Electric Power Authority, Variable Rate,
                    7/1/29(1)(2)                                                                2,114,220
        2,500       Salem County, Pollution Control Financing, (Public Services
                    Enterprise Group, Inc.), (AMT) , 5.75%, 4/1/31                              2,596,525
---------------------------------------------------------------------------------------------------------
                                                                                          $    10,701,455
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 0.5%

  $     1,200       New Jersey Highway Authority, (Garden State Parkway),
                    Prerefunded to 1/1/10, 5.625%, 1/1/30                                 $     1,402,836
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,402,836
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 1.8%

  $     1,500       Hudson County Improvement Authority, 6.625%, 8/1/25                   $     1,537,080
        3,000       Mercer County Improvement Authority, 0.00%, 4/1/10                          2,473,890
        1,500       Puerto Rico, 0.00%, 7/1/16                                                    862,065
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,873,035
---------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 0.5%

  $     1,305       New Jersey EDA, (Hudson County Occupational Center),
                    6.50%, 7/1/18                                                         $     1,213,846
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,213,846
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 11.9%

  $     3,750       Camden County, Improvement Authority, (Cooper Health
                    System), 6.00%, 2/15/27                                               $     3,468,637
        2,000       New Jersey Health Care Facilities Financing Authority,
                    (Atlantic City Medical Center), 5.75%, 7/1/25                               2,113,920
        3,000       New Jersey Health Care Facilities Financing Authority,
                    (Capital Health System), 5.25%, 7/1/17                                      3,032,970
          910       New Jersey Health Care Facilities Financing Authority,
                    (Capital Health System), 5.25%, 7/1/27                                        890,162
        2,625       New Jersey Health Care Facilities Financing Authority,
                    (Capital Health System), 5.375%, 7/1/33                                     2,609,512
        3,375       New Jersey Health Care Facilities Financing Authority,
                    (Deborah Heart and Lung Center), 6.30%, 7/1/23                              3,436,492
        1,505       New Jersey Health Care Facilities Financing Authority,
                    (Hackensack University Medical Center), 6.00%, 1/1/34                       1,579,934
        2,700       New Jersey Health Care Facilities Financing Authority,
                    (Hackensack University Medical Center), 6.00%, 1/1/25                       2,837,646
        2,000       New Jersey Health Care Facilities Financing Authority,
                    (Robert Wood Johnson University Hospital), 5.75%,
                    7/1/31                                                                      2,137,400
        1,800       New Jersey Health Care Facilities Financing Authority,
                    (Saint Peters University Hospital), 6.875%, 7/1/30                          2,004,264
        1,800       New Jersey Health Care Facilities Financing Authority,
                    (Saint Peters University Hospital), (AMT), 6.875%,
                    7/1/20                                                                      2,035,980
          550       New Jersey Health Care Facilities Financing Authority,
                    (St. Elizabeth's Hospital), 6.00%, 7/1/20                                     556,165
        2,000       New Jersey Health Care Facilities Financing Authority,
                    (St. Elizabeth's Hospital), 6.00%, 7/1/27                                   1,973,900
        2,500       New Jersey Health Care Facilities Financing Authority,
                    (Trinitas Hospital), 7.50%, 7/1/30                                          2,757,075
---------------------------------------------------------------------------------------------------------
                                                                                          $    31,434,057
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.9%

  $     1,875       New Jersey EDA, (Continental Airlines), (AMT),
                    6.25%, 9/15/29                                                        $     1,656,900
        1,875       New Jersey EDA, (Continental Airlines), (AMT),
                    9.00%, 6/1/33                                                               2,076,506
        2,135       New Jersey EDA, (GATX Terminals Corp.),
                    7.30%, 9/1/19                                                               2,180,668
        1,500       New Jersey EDA, (Holt Hauling), (AMT),
                    7.90%, 3/1/27(3)                                                            1,483,125
        5,640       New Jersey EDA, (Holt Hauling), (AMT),
                    8.95%, 12/15/18(3)                                                          4,765,800
        3,000       New Jersey EDA, (The Seeing Eye, Inc.),
                    6.20%, 12/1/24                                                              3,358,710
---------------------------------------------------------------------------------------------------------
                                                                                          $    15,521,709
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
INSURED-EDUCATION -- 1.3%

  $     1,700       New Jersey Educational Facilities Authority, (NJ Institute
                    of Technology), (MBIA), 4.75%, 7/1/31                                 $     1,717,408
        1,635       New Jersey Educational Facilities Authority, (Rowan
                    University), (FGIC), 5.25%, 7/1/20                                          1,769,005

---------------------------------------------------------------------------------------------------------
                                                                                          $     3,486,413
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 1.3%

  $     1,300       Puerto Rico Electric Power Authority, (MBIA), Variable
                    Rate, 7/1/16(1)(4)                                                    $     1,970,449
        1,180       Puerto Rico Electric Power Authority, DRIVERS, (FSA),
                    Variable Rate, 7/1/29(1)(4)                                                 1,390,418
---------------------------------------------------------------------------------------------------------
                                                                                          $     3,360,867
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.2%

  $     1,000       Lafayette Yard, Community Development Corporation,
                    (Hotel and Conference Center), (MBIA), Prerefunded to
                    4/1/10, 5.80%, 4/1/35                                                 $     1,182,580
        1,565       New Jersey Turnpike Authority, (MBIA), Escrowed to
                    Maturity, 6.50%, 1/1/16                                                     1,938,033
---------------------------------------------------------------------------------------------------------
                                                                                          $     3,120,613
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 10.5%

  $     1,250       Bordentown Regional School District Board of Education,
                    (FGIC), 5.00%, 1/15/31                                                $     1,298,175
        2,400       Bordentown Regional School District Board of Education,
                    (FGIC), 5.00%, 1/15/32                                                      2,492,496
        2,402       Bordentown Regional School District Board of Education,
                    (FGIC), 5.00%, 1/15/33                                                      2,492,603
        3,200       Branchburg Township Board of Education, (FSA),
                    5.00%, 2/1/26                                                               3,317,568
        1,325       Colts Neck Township Board of Education, (FSA),
                    5.00%, 2/1/23                                                               1,429,052
        1,650       Colts Neck Township Board of Education, (FSA),
                    5.00%, 2/1/27                                                               1,760,500
        1,000       High Bridge Board of Education, (FSA),
                    5.00%, 2/15/26                                                              1,065,800
        5,350       Irvington Township, (FSA), 0.00%, 7/15/22                                   2,179,376
        5,350       Irvington Township, (FSA), 0.00%, 7/15/23                                   2,052,367
        2,000       Irvington Township, (FSA), 0.00%, 7/15/24                                     724,560
        1,000       Pequannock, River Basin Regional Sewer Authority,
                    (MBIA), 5.00%, 12/1/15                                                      1,095,990
        1,265       Pequannock, River Basin Regional Sewer Authority,
                    (MBIA), 5.00%, 12/1/21                                                      1,332,779
        1,885       Pohatcong Township School District, (FSA),
                    5.20%, 7/15/22                                                              2,077,986
        2,000       Puerto Rico Commonwealth, (FGIC), 5.50%, 7/1/22                             2,307,300
  $     2,050       Washington Township, Mercer County Board of Education,
                    (FGIC), 5.00%, 1/1/26                                                 $     2,122,406
---------------------------------------------------------------------------------------------------------
                                                                                          $    27,748,958
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 7.5%

  $     4,250       New Jersey EDA, (Hillcrest Health Services), (AMBAC),
                    0.00%, 1/1/19                                                         $     2,108,128
        3,000       New Jersey EDA, (Hillcrest Health Services), (AMBAC),
                    0.00%, 1/1/21                                                               1,325,820
       10,970       New Jersey EDA, (St. Barnabas Medical Center), (MBIA),
                    0.00%, 7/1/26                                                               3,574,245
        2,890       New Jersey Health Care Facilities Financing Authority,
                    (St. Barnabas Health Center), (MBIA), Variable Rate,
                    1/1/21(1)(4)                                                                2,917,657
        6,000       New Jersey Health Care Facilities Financing Authority,
                    (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23                        2,306,100
        3,330       New Jersey Health Care Facilities, (Englewood Hospital),
                    (MBIA), 5.00%, 8/1/31                                                       3,424,039
        4,000       New Jersey Health Care Facilities, (Jersey City Medical
                    Center), (FSA), 5.00%, 8/1/41                                               4,084,520
---------------------------------------------------------------------------------------------------------
                                                                                          $    19,740,509
---------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 1.8%

  $     1,750       Lafayette Yard Community Development Corporation,
                    (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35                  $     1,787,188
        2,155       New Jersey EDA, RITES, (FSA), Variable Rate,
                    5/1/07(1)(4)                                                                2,956,574
---------------------------------------------------------------------------------------------------------
                                                                                          $     4,743,762
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.9%

  $     6,620       Garden State Preservation Trust, (FSA),
                    0.00%, 11/1/24                                                        $     2,363,539
       10,000       Garden State Preservation Trust, (FSA),
                    0.00%, 11/1/27                                                              3,038,800
        5,000       New Jersey EDA, (School Facilities), (AMBAC),
                    4.375%, 9/1/29                                                              4,798,950
---------------------------------------------------------------------------------------------------------
                                                                                          $    10,201,289
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 2.0%

  $     1,155       New Jersey Sports and Exposition Authority, (MBIA),
                    4.50%, 9/1/20                                                         $     1,166,608
        3,775       Puerto Rico Infrastructure Financing Authority, (AMBAC),
                    Variable Rate, 7/1/07(1)(2)                                                 3,997,083
---------------------------------------------------------------------------------------------------------
                                                                                          $     5,163,691
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION -- 15.5%

  $     1,675       Delaware River Port Authority, (FSA), 5.20%, 1/1/25                   $     1,766,137
        3,250       Delaware River Port Authority, (FSA), 5.20%, 1/1/27                         3,413,508
        5,500       Delaware River Port Authority, (FSA), 5.75%, 1/1/26                         6,106,320
          435       New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16                          537,521
        5,000       New Jersey Turnpike Authority, RITES, (MBIA), Variable
                    Rate, 1/1/16(2)                                                             7,330,400
        4,600       Puerto Rico Highway and Transportation Authority, (FSA),
                    4.75%, 7/1/38                                                               4,674,428
        7,325       Puerto Rico Highway and Transportation Authority, (MBIA),
                    5.50%, 7/1/36                                                               8,251,027
        7,325       Puerto Rico Highway and Transportation Authority, (XLCA),
                    5.50%, 7/1/36                                                               8,235,937
          700       Trenton, Transportation Authority, (Parking Revenue),
                    (FGIC), 5.00%, 10/1/24                                                        729,106
---------------------------------------------------------------------------------------------------------
                                                                                          $    41,044,384
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 4.1%

  $     1,200       Bayonne, Municipal Utilities Authority, (XLCA), Variable
                    Rate, 4/1/11(1)(4)                                                    $     1,160,028
        2,500       Middlesex County Utilities Authority, (MBIA),
                    6.25%, 8/15/10                                                              2,895,025
        2,075       Mount Holly, Municipal Utilities Authority, Sewer Revenue,
                    (MBIA), 4.75%, 12/1/28                                                      2,088,778
       13,840       North Hudson, Sewer Authority, (MBIA), 0.00%, 8/1/25                        4,730,927
---------------------------------------------------------------------------------------------------------
                                                                                          $    10,874,758
---------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 3.6%

  $       720       Atlantic City, Public Facilities Lease Agreement,
                    8.875%, 1/15/14                                                       $       977,105
          785       Atlantic City, Public Facilities Lease Agreement,
                    8.875%, 1/15/15                                                             1,077,538
        2,591       New Jersey Building Authority, (Garden State Savings
                    Bonds), 0.00%, 6/15/10                                                      2,120,267
        1,650       New Jersey EDA, (Economic Recovery), Contract Lease,
                    0.00%, 9/15/09                                                              1,397,237
        5,500       New Jersey EDA, (Economic Recovery), Contract Lease,
                    0.00%, 3/15/13                                                              3,873,595
---------------------------------------------------------------------------------------------------------
                                                                                          $     9,445,742
---------------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 2.8%

  $     3,500       New Jersey EDA, (Glimcher Properties REIT), (AMT),
                    6.00%, 11/1/28                                                        $     3,358,250
        2,000       Puerto Rico Infrastructure Financing Authority, (Escrow
                    Fund), Variable Rate, 10/1/34(1)(4)                                         2,603,180
        1,500       Tobacco Settlement Financing Corp., Variable Rate,
                    6/1/39(1)(2)                                                                1,446,180
---------------------------------------------------------------------------------------------------------
                                                                                          $     7,407,610
---------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.2%

  $     4,700       New Jersey Higher Educational Student Loan Bonds,
                    (AMT), 0.00%, 7/1/10                                                  $     3,149,940
---------------------------------------------------------------------------------------------------------
                                                                                          $     3,149,940
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 2.9%

  $     2,650       New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18                   $     2,681,191
        2,715       New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25                         2,644,139
        3,390       New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25(5)                        2,223,704
---------------------------------------------------------------------------------------------------------
                                                                                          $     7,549,034
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 12.0%

  $     3,500       New Jersey Transportation Trust Fund Authority, Variable
                    Rate, 6/15/17(1)(2)                                                   $     3,932,845
        5,000       Port Authority of New York and New Jersey,
                    5.375%, 3/1/28                                                              5,520,150
       19,000       Port Authority of New York and New Jersey,
                    6.125%, 6/1/94(6)                                                          22,187,060
---------------------------------------------------------------------------------------------------------
                                                                                          $    31,640,055
---------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 2.2%

  $     5,795       New Jersey EDA, (Atlantic City Sewer), (AMT),
                    5.45%, 4/1/28                                                         $     5,908,118
---------------------------------------------------------------------------------------------------------
                                                                                          $     5,908,118
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 100.2%
   (IDENTIFIED COST $241,760,877)                                                         $   264,536,612
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.2)%                                                  $      (606,638)
---------------------------------------------------------------------------------------------------------

NET ASSETS-- 100.0%                                                                       $   263,929,974
---------------------------------------------------------------------------------------------------------

                        See notes to financial statements

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 48.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.6% to 18.3% of total investments.

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)  Security has been issued as an inverse floater bond.

(3)  Non-income producing security.

(4)  Security has been issued as a leveraged inverse floater bond.

(5)  The Portfolio is accruing only partial interest on this security.

(6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

PENNSYLVANIA MUNICIPALS PORTFOLIO AS OF JANUARY 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
COGENERATION -- 5.3%

  $     1,785       Carbon County IDA, (Panther Creek Partners),
                    6.65%, 5/1/10                                                         $     1,948,113
        4,500       Pennsylvania EDA, (Colver), (AMT), 7.125%, 12/1/15                          4,687,695
        5,000       Pennsylvania EDA, (Northampton Generating), (AMT),
                    6.50%, 1/1/13                                                               5,088,700
---------------------------------------------------------------------------------------------------------
                                                                                          $    11,724,508
---------------------------------------------------------------------------------------------------------

EDUCATION -- 0.5%

  $     1,100       Lehigh County, General Purpose Authority,
                    (Cedar Crest College), 6.70%, 4/1/26                                  $     1,144,836
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,144,836
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

  $     2,250       York County IDA, Pollution Control, (Public Service
                    Enterprise Group, Inc.), 5.50%, 9/1/20                                $     2,280,667
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,280,667
---------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 1.2%

  $     2,475       Chester IDA, (Senior Life Choice of Paoli, L.P.), (AMT),
                    Prerefunded to 8/1/04, 8.05%, 1/1/24                                  $     2,635,751
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,635,751
---------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 0.5%

  $     1,000       Puerto Rico, 4.75%, 7/1/23                                            $     1,002,980
---------------------------------------------------------------------------------------------------------
                                                                                          $     1,002,980
---------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 2.8%

  $     2,000       Allegheny County IDA, (Residual Resources, Inc.),
                    6.50%, 9/1/21                                                         $     1,934,860
          750       Allegheny County, (Residential Resources, Inc.)
                    6.60%, 9/1/31                                                                 725,040
        3,500       Chester County HEFA, (Devereux Foundation),
                    6.00%, 11/1/29                                                              3,642,240
---------------------------------------------------------------------------------------------------------
                                                                                          $     6,302,140
---------------------------------------------------------------------------------------------------------

HOSPITAL -- 10.5%

  $     3,060       Hazelton Health Service Authority, (Hazelton General
                    Hospital), 5.50%, 7/1/27                                              $     2,513,790
        1,150       Horizon Hospital Systems Authority, (Horizon Hospital
                    Systems, Inc.), 6.35%, 5/15/26                                              1,205,269
        2,500       Lancaster County, Hospital Authority, 5.50%, 3/15/26                        2,553,225
  $     2,150       Lebanon County Health Facility Authority, (Good
                    Samaritan Hospital), 6.00%, 11/15/35                                  $     2,194,440
        5,000       Lehigh County, General Purpose Authority, (Lehigh Valley
                    Health Network), 5.25%, 7/1/32                                              5,010,400
        1,680       McKean, County Hospital Authority, (Bradford Hospital),
                    6.10%, 10/1/20                                                              1,582,728
        2,000       Monroe County, Hospital Authority, (Pocono Medical Center),
                    6.00%, 1/1/43                                                               2,069,080
        4,100       Pennsylvania HEFA, (UPMC Health System),
                    6.00%, 1/15/31                                                              4,337,431
        1,885       Washington County Hospital Authority,
                    (Monongahela Hospital), 5.50%, 6/1/17                                       2,005,376
---------------------------------------------------------------------------------------------------------
                                                                                          $    23,471,739
---------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 7.4%

  $     5,450       Butler County IDA, (Witco Corp.), 5.85%, 12/1/23                      $     4,875,951
          500       Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20                        517,665
        4,000       Franklin County IDA, (Corning, Inc.), 6.25%, 8/1/05                         4,003,880
        2,500       New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT),
                    6.50%, 4/1/19                                                               2,387,375
        4,450       Pennsylvania, IDA, (Sun Co.), (AMT), 7.60%, 12/1/24                         4,729,638
---------------------------------------------------------------------------------------------------------
                                                                                          $    16,514,509
---------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 2.3%

  $     1,000       Chester County, IDA Educational Facility, (Westtown
                    School), (AMBAC), 5.00%, 1/1/31                                       $     1,027,930
        2,500       Delaware County, (Villanova University), (MBIA),
                    5.00%, 12/1/28                                                              2,556,425
        1,350       Lycoming County Authority, (Pennsylvania College of
                    Technology), (AMBAC), 5.25%, 5/1/32(1)                                      1,417,351
---------------------------------------------------------------------------------------------------------
                                                                                          $     5,001,706
---------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 5.9%

  $    10,000       Beaver IDA, (Ohio Edison Co.), (FGIC), 7.05%, 10/1/20                 $    11,114,400
        1,665       Puerto Rico Electric Power Authority, (MBIA), Variable Rate,
                    7/1/29(2)(3)                                                                1,961,903
---------------------------------------------------------------------------------------------------------
                                                                                          $    13,076,303
---------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 5.7%

  $     5,000       Philadelphia HEFA, (Pennsylvania Hospital), (FGIC),
                    Prerefunded to 2/15/04, Variable Rate, 3/6/12                         $     5,227,450
        4,845       Westmoreland Municipal Authority, (FGIC), Escrowed to
                    Maturity, 0.00%, 8/15/19                                                    2,364,312
        5,400       Westmoreland Municipal Authority, (FGIC), Escrowed to
                    Maturity, 0.00%, 8/15/20                                                    2,479,950

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
INSURED-ESCROWED / PREREFUNDED -- (CONTINUED)

  $     5,780       Westmoreland Municipal Authority, (FGIC), Escrowed to
                    Maturity, 0.00%, 8/15/20                                              $     2,654,465
---------------------------------------------------------------------------------------------------------
                                                                                          $    12,726,177
---------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 20.8%

  $     1,000       Butler School District, (FGIC), 5.00%, 10/1/26                        $     1,019,730
        2,170       Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20                      991,278
        2,170       Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21                      929,433
        2,170       Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22                      871,342
        2,170       Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23                      818,589
        4,350       Erie School District, (AMBAC), 0.00%, 9/1/30                                1,113,991
        2,500       Erie School District, (MBIA), 0.00%, 5/1/19                                 1,236,375
        2,625       Erie School District, (MBIA), 0.00%, 5/1/20                                 1,222,016
        2,625       Erie School District, (MBIA), 0.00%, 5/1/21                                 1,148,332
        3,625       Erie School District, (MBIA), 0.00%, 5/1/22                                 1,490,201
        1,000       Gateway, School District Alleghany County, (FGIC),
                    5.00%, 10/15/32                                                             1,032,310
        1,075       Greater Nanticoke Area School District, (MBIA),
                    0.00%, 10/15/28                                                               300,344
        1,075       Greater Nanticoke Area School District, (MBIA),
                    0.00%, 10/15/29                                                               284,735
        2,365       Harrisburg, (AMBAC), 0.00%, 3/15/17                                         1,320,805
        5,175       Hazelton School District, (FGIC), 0.00%, 3/1/21                             2,270,583
        1,000       Hopewell School District, (FSA), 0.00%, 9/1/22                                398,930
        2,000       Hopewell School District, (FSA), 0.00%, 9/1/26                                630,620
          250       Lancaster, (FGIC), 4.50%, 5/1/28                                              244,280
        1,430       Mars Area School District, (MBIA), 0.00%, 3/1/14                              948,419
        1,000       McGuffey School District, (AMBAC), 4.75%, 8/1/28                            1,003,250
        5,400       Northampton County, (FSA), 5.25%, 10/1/30                                   5,685,768
        1,500       Philadelphia, (FSA), 5.00%, 9/15/31                                         1,538,310
        2,530       Philadelphia, (FSA), 5.00%, 3/15/28                                         2,599,575
        3,355       Philadelphia, (FSA), 5.25%, 9/15/25                                         3,516,141
        2,150       Philadelphia, School District, (FSA), 5.50%, 2/1/31                         2,307,337
          750       Puerto Rico General Obligation, (FSA), 5.125%, 7/1/30                         784,943
        3,300       Puerto Rico General Obligation, (FSA), Variable Rate,
                    7/1/27(2)(3)                                                                3,964,158
          500       Puerto Rico General Obligation, (MBIA), Variable Rate,
                    7/1/20(2)(3)                                                                  744,200
          655       Rochester Area School District, (AMBAC), 0.00%, 5/1/10                        541,122
        4,000       Spring Ford School District, (FGIC), 4.75%, 3/1/25                          4,020,480
        1,400       Upper Darby School District, (AMBAC), 5.00%, 5/1/19                         1,473,178
---------------------------------------------------------------------------------------------------------
                                                                                          $    46,450,775
---------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 4.1%

  $     3,750       Allegheny County Hospital Authority, (Magee-Womens
                    Hospital), (FGIC), 0.00%, 10/1/15                                     $     2,287,763
        4,000       Pennsylvania Higher Educational Facilities Authority,
                    (UPMC Health System), (FSA), 5.00%, 8/1/29                                  4,073,880
        1,250       Sharon Health System Authority, (Sharon Regional Health
                    System), (MBIA), 5.00%, 12/1/28                                             1,273,538
        1,310       Washington County Hospital Authority, (Washington
                    Hospital), (AMBAC), 5.50%, 7/1/17                                           1,489,798
---------------------------------------------------------------------------------------------------------
                                                                                          $     9,124,979
---------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 0.3%

  $       500       Puerto Rico Public Finance Corp., (AMBAC), Variable Rate,
                    12/1/19(2)(3)                                                         $       650,405
---------------------------------------------------------------------------------------------------------
                                                                                          $       650,405
---------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 1.2%

  $     2,500       Pittsburgh & Allegheny County, Public Auditorium Authority,
                    (Hotel Room), (AMBAC), 5.125%, 2/1/35                                 $     2,566,825
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,566,825
---------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 4.5%

  $     2,000       Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29                $     2,059,560
          635       Pennsylvania Turnpike Commission, (AMBAC),
                    4.75%, 12/1/27                                                                638,118
        1,000       Pennsylvania Turnpike Commission, (AMBAC),
                    5.00%, 12/1/30                                                              1,034,100
        3,750       Pennsylvania Turnpike Commission, (AMBAC),
                    5.00%, 7/15/41                                                              3,844,838
        1,365       PennsylvaniaTurnpike Commission, (AMBAC),
                    4.75%, 12/1/27                                                              1,387,086
          865       Puerto Rico Highway and Transportation Authority,
                    (MBIA), Variable Rate, 1/1/19(2)(3)                                         1,141,990
---------------------------------------------------------------------------------------------------------
                                                                                          $    10,105,692
---------------------------------------------------------------------------------------------------------

INSURED-UTILITIES -- 2.7%

  $     5,960       Philadelphia Gas Works Revenue, (FSA), 5.00%, 7/1/28                  $     6,066,803
---------------------------------------------------------------------------------------------------------
                                                                                          $     6,066,803
---------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 7.0%

  $     3,000       Allegheny County Sanitation Authority, (MBIA),
                    5.50%, 12/1/30                                                        $     3,242,400
        3,500       Harrisburg Authority Water Revenue, (FSA),
                    5.00%, 7/15/24                                                              3,638,145

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)     SECURITY                                                              VALUE
---------------------------------------------------------------------------------------------------------
INSURED-WATER AND SEWER -- (CONTINUED)

  $     1,000       Harrisburg Authority Water Revenue, (FSA),
                    5.00%, 7/15/29                                                        $     1,030,930
        1,750       Lower Moreland Township Authority, Sewer Revenue,
                    (FSA), 5.00%, 8/1/29                                                        1,787,520
        2,500       Philadelphia Water and Wastewater, (FGIC), Variable Rate,
                    11/1/31(2)(3)                                                               2,727,250
        3,000       Pittsburgh Water and Sewer Authority, (AMBAC),
                    5.125%, 12/1/27                                                             3,124,500
---------------------------------------------------------------------------------------------------------
                                                                                          $    15,550,745
---------------------------------------------------------------------------------------------------------

NURSING HOME -- 4.0%

  $     2,000       Allegheny County HDA, (Villa St. Joseph),
                    6.00%, 8/15/28                                                        $     1,832,440
        1,230       Chartiers Valley, IDA, (Beverly Enterprises, Inc.),
                    5.375%, 6/1/07                                                              1,212,891
        1,510       Green County IDA, (Beverly Enterprises, Inc.),
                    5.75%, 3/1/13                                                               1,538,690
        3,215       Montgomery IDA, (Advancement of Geriatric Health
                    Care Institute), 8.375%, 7/1/23                                             2,982,009
        1,335       Westmoreland County IDA, (Highland Health
                    Systems, Inc.), 9.25%, 6/1/22                                               1,355,639
---------------------------------------------------------------------------------------------------------
                                                                                          $     8,921,669
---------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 9.9%

  $     1,210       Bucks County IDA, (Pennswood), 6.00%, 10/1/27                         $     1,253,415
        5,000       Chester IDA, (Senior Life Choice of Kimberton), (AMT),
                    8.50%, 9/1/25                                                               5,196,350
        1,960       Cliff House Trust, (AMT), 6.625%, 6/1/27                                    1,671,390
        1,700       Crawford County Hospital Authority, (Wesbury United
                    Methodist Community), 6.25%, 8/15/29                                        1,654,950
        4,050       Delaware County, (White Horse Village), 7.50%, 7/1/18                       4,176,522
        2,565       Delaware IDA, (Glen Riddle), (AMT), 8.625%, 9/1/25                          2,684,221
        1,870       Grove City, Area Hospital Authority, (Grove Manor),
                    6.625%, 8/15/29                                                             1,870,411
        1,835       Lancaster County, Hospital Authority, (Willow Valley
                    Retirement Communities), 5.875%, 6/1/31                                     1,907,868
          500       Montgomery County Higher Education and Health Authority,
                    (Faulkeways at Gwynedd), 6.75%, 11/15/24                                      524,155
        1,100       Philadelphia HEFA, (The Philadelphia Protestant Home),
                    6.50%, 7/1/27                                                               1,099,131
---------------------------------------------------------------------------------------------------------
                                                                                          $    22,038,413
---------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.2%

  $     1,000       Delaware River Joint Toll Bridge Commission,
                    5.00%, 7/1/28                                                         $     1,022,810
        1,000       Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16                       986,960
          750       Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31                             756,203
---------------------------------------------------------------------------------------------------------
                                                                                          $     2,765,973
---------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.8%
   (IDENTIFIED COST $205,997,522)                                                         $   220,123,595
---------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                                    $     2,776,049
---------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                      $   222,899,644
---------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2004, 55.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 9.6% to 17.9% of total investments.

(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)  Security has been issued as a leveraged inverse floater bond.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004
FINANCIAL STATEMENTS (Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

AS OF JANUARY 31, 2004

                                            ARIZONA PORTFOLIO      COLORADO PORTFOLIO    CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
   Identified cost                         $         63,890,142   $         30,646,324   $        132,973,780   $         61,651,270
   Unrealized appreciation                            4,466,222              1,824,764             10,584,104              7,272,938
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                      $         68,356,364   $         32,471,088   $        143,557,884   $         68,924,208
------------------------------------------------------------------------------------------------------------------------------------
Cash                                       $            370,990   $            110,804   $             58,619   $          1,351,957
Receivable for investments sold                         337,958                  5,068                     --                     --
Interest receivable                                     519,627                361,917              1,555,699                789,631
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                               $         69,584,939   $         32,948,877   $        145,172,202   $         71,065,796
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin
  on open financial futures contracts      $             75,750   $             44,992   $            119,730   $             63,490
Accrued expenses                                         19,042                 13,226                 17,713                 20,286
------------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                          $             94,792   $             58,218   $            137,443   $             83,776
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                    $         69,490,147   $         32,890,659   $        145,034,759   $         70,982,020
------------------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital
  contributions and withdrawals            $         65,201,104   $         31,122,001   $        134,645,125   $         63,795,528
Net unrealized appreciation (computed
  on the basis of identified cost)                    4,289,043              1,768,658             10,389,634              7,186,492
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                      $         69,490,147   $         32,890,659   $        145,034,759   $         70,982,020
------------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                      MINNESOTA PORTFOLIO    NEW JERSEY PORTFOLIO    PENNSYLVANIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments --
     Identified cost                                 $          45,751,631   $         241,760,877   $          205,997,522
     Unrealized appreciation                                     2,512,073              22,775,735               14,126,073
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                                $          48,263,704   $         264,536,612   $          220,123,595
---------------------------------------------------------------------------------------------------------------------------
Cash                                                 $             171,616   $                  --   $              265,300
Receivable for investments sold                                         --               1,611,719                       --
Interest receivable                                                625,804               3,553,463                2,785,294
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                         $          49,061,124   $         269,701,794   $          223,174,189
---------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Payable for daily variation margin on open
  financial futures contracts                        $              60,000   $             450,000   $              242,250
Demand note payable                                                     --               5,200,000                       --
Due to bank                                                             --                  94,182                       --
Accrued expenses                                                    14,349                  27,638                   32,295
---------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                    $              74,349   $           5,771,820   $              274,545
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN
  PORTFOLIO                                          $          48,986,775   $         263,929,974   $          222,899,644
---------------------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and
  withdrawals                                        $          46,593,807   $         242,042,841   $          209,340,194
Net unrealized appreciation (computed on the basis
  of identified cost)                                            2,392,968              21,887,133               13,559,450
---------------------------------------------------------------------------------------------------------------------------
TOTAL                                                $          48,986,775   $         263,929,974   $          222,899,644
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                               ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                       $       2,016,538   $        1,002,721   $           3,894,139   $        2,026,222
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                        $       2,016,538   $        1,002,721   $           3,894,139   $        2,026,222
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                         $         116,084   $           41,200   $             290,650   $          119,265
Trustees fees and expenses                                 3,745                  961                   5,044                3,745
Legal and accounting services                             13,394               10,408                  13,602               13,394
Custodian fee                                             20,276               13,366                  39,093               22,000
Miscellaneous                                              5,023                3,917                   7,951                6,129
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                 $         158,522   $           69,852   $             356,340   $          164,533
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                          $       1,858,016   $          932,869   $           3,537,799   $        1,861,689
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
     Investment transactions (identified cost
       basis)                                  $          43,789   $          291,023   $             106,112   $        1,432,690
     Financial futures contracts                         404,266             (339,641)               (904,320)            (557,603)
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                       $         448,055   $          (48,618)  $            (798,208)  $          875,087
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
     Investments (identified cost basis)       $       2,734,351   $        1,543,304   $           5,385,490   $        1,378,007
     Financial futures contracts                      (1,172,260)            (176,793)               (458,327)            (276,298)
----------------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                               $       1,562,091   $        1,366,511   $           4,927,163   $        1,101,709
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN               $       2,010,146   $        1,317,893   $           4,128,955   $        1,976,796
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS     $       3,868,162   $        2,250,762   $           7,666,754   $        3,838,485
----------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

                                                      MINNESOTA PORTFOLIO     NEW JERSEY PORTFOLIO   PENNSYLVANIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                             $           1,367,518   $           7,566,550   $            6,750,746
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                              $           1,367,518   $           7,566,550   $            6,750,746
---------------------------------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                               $              69,760   $             574,309   $              486,732
Trustees fees and expenses                                           3,745                   8,743                    7,590
Legal and accounting services                                       12,520                  35,800                   23,921
Custodian fee                                                       16,093                  67,197                   55,215
Miscellaneous                                                        4,198                  10,311                   10,265
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                       $             106,316   $             696,360   $              583,723
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                $           1,261,202   $           6,870,190   $            6,167,023
---------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost
      basis)                                         $             221,425   $             431,859   $              270,423
    Financial futures contracts                                    688,358               2,099,457                1,244,198
    Interest rate swap contracts                                    24,623                      --                       --
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                    $             934,406   $           2,531,316   $            1,514,621
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
  (depreciation) --
     Investments (identified cost basis)             $           1,758,855   $          14,819,294   $            8,684,123
     Financial futures contracts                                (1,386,097)             (6,571,731)              (3,816,250)
     Interest rate swap contracts                                  (57,836)                     --                       --
---------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                                     $             314,922   $           8,247,563   $            4,867,873
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                     $           1,249,328   $          10,778,879   $            6,382,494
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS           $           2,510,530   $          17,649,069   $           12,549,517
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JANUARY 31, 2004

                                            ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
    Net investment income                   $       1,858,016   $          932,869   $           3,537,799   $        1,861,689
    Net realized gain (loss)                          448,055              (48,618)               (798,208)             875,087
    Net change in unrealized appreciation
      (depreciation)                                1,562,091            1,366,511               4,927,163            1,101,709
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS  $       3,868,162   $        2,250,762   $           7,666,754   $        3,838,485
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                          $       2,707,414   $        2,583,759   $           6,493,598   $        3,535,515
     Withdrawals                                   (5,856,671)          (8,993,026)            (17,493,082)          (7,498,486)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                              $      (3,149,257)  $       (6,409,267)  $         (10,999,484)  $       (3,962,971)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $         718,905   $       (4,158,505)  $          (3,332,730)  $         (124,486)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                      $      68,771,242   $       37,049,164   $         148,367,489   $       71,106,506
-------------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                            $      69,490,147   $       32,890,659   $         145,034,759   $       70,982,020
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                     MINNESOTA PORTFOLIO     NEW JERSEY PORTFOLIO   PENNSYLVANIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                            $           1,261,202   $           6,870,190   $            6,167,023
    Net realized gain                                              934,406               2,531,316                1,514,621
    Net change in unrealized appreciation
      (depreciation)                                               314,922               8,247,563                4,867,873
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $           2,510,530   $          17,649,069   $           12,549,517
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                   $           1,745,649   $           6,978,935   $            8,001,639
     Withdrawals                                                (5,685,542)            (21,683,647)             (19,650,381)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                       $          (3,939,893)  $         (14,704,712)  $          (11,648,742)
---------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $          (1,429,363)  $           2,944,357   $              900,775
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
At beginning of period                               $          50,416,138   $         260,985,617   $          221,998,869
---------------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                     $          48,986,775   $         263,929,974   $          222,899,644
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FOR THE YEAR ENDED JULY 31, 2003

INCREASE (DECREASE) IN NET ASSETS           ARIZONA PORTFOLIO   COLORADO PORTFOLIO   CONNECTICUT PORTFOLIO   MICHIGAN PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                   $       3,721,947   $        1,918,218   $           7,426,305   $        3,955,790
    Net realized loss                                (952,766)             (34,486)               (269,668)          (1,404,468)
    Net change in unrealized appreciation
      (depreciation)                                 (403,955)            (850,031)             (2,440,714)             (33,131)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS  $       2,365,226   $        1,033,701   $           4,715,923   $        2,518,191
-------------------------------------------------------------------------------------------------------------------------------
Capital transactions--
     Contributions                          $       8,544,425   $        5,459,235   $          16,650,520   $        5,031,989
     Withdrawals                                  (12,746,995)          (5,946,277)            (24,135,741)         (13,125,967)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                              $      (4,202,570)  $         (487,042)  $          (7,485,221)  $       (8,093,978)
-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS       $      (1,837,344)  $          546,659   $          (2,769,298)  $       (5,575,787)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                        $      70,608,586   $       36,502,505   $         151,136,787   $       76,682,293
-------------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                              $      68,771,242   $       37,049,164   $         148,367,489   $       71,106,506
-------------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

INCREASE (DECREASE) IN NET ASSETS                     MINNESOTA PORTFOLIO     NEW JERSEY PORTFOLIO   PENNSYLVANIA PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                            $           2,667,445   $          14,487,704   $           12,765,366
    Net realized loss                                           (1,571,290)             (8,343,479)              (9,422,517)
    Net change in unrealized appreciation
     (depreciation)                                                519,546               1,648,870                5,294,546
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $           1,615,701   $           7,793,095   $            8,637,395
---------------------------------------------------------------------------------------------------------------------------
Capital transactions --
     Contributions                                   $           7,065,967   $          26,429,810   $           20,423,743
     Withdrawals                                                (9,872,835)            (41,003,267)             (34,240,997)
---------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS                                       $          (2,806,868)  $         (14,573,457)  $          (13,817,254)
---------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                           $          (1,191,167)  $          (6,780,362)  $           (5,179,859)
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $          51,607,305   $         267,765,979   $          227,178,728
---------------------------------------------------------------------------------------------------------------------------
AT END OF YEAR                                       $          50,416,138   $         260,985,617   $          221,998,869
---------------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004
FINANCIAL STATEMENTS
SUPPLEMENTARY DATA

                                                                                  ARIZONA PORTFOLIO
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                               JANUARY 31, 2004       --------------------------------------------------------
                                               (UNAUDITED)              2003       2002(1)      2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net
  assets):
     Expenses                                              0.45%(2)       0.45%       0.44%       0.47%       0.52%       0.49%
     Expenses after custodian fee reduction                0.45%(2)       0.44%       0.44%       0.45%       0.51%       0.48%
     Net investment income                                 5.33%(2)       5.21%       5.39%       5.73%       5.67%       5.21%
Portfolio Turnover                                            3%             6%         27%         26%         25%         38%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            5.77%          3.32%       6.08%         --          --          --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $         69,490       $ 68,771    $ 70,609    $ 71,927    $ 73,624    $ 94,333
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.39%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 COLORADO PORTFOLIO
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                               JANUARY 31, 2004       --------------------------------------------------------
                                               (UNAUDITED)              2003       2002(1)      2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                              0.38%(2)       0.39%       0.41%       0.45%       0.39%       0.39%
     Expenses after custodian fee reduction                0.38%(2)       0.37%       0.39%       0.41%       0.36%       0.35%
     Net investment income                                 5.06%(2)       5.11%       5.40%       5.47%       5.85%       5.36%
Portfolio Turnover                                            4%            21%         18%         18%         14%         33%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            6.29%          2.81%       5.58%         --          --          --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $         32,891       $ 37,049    $ 36,503    $ 30,796    $ 30,620    $ 37,874
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.38% to 5.40%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                               CONNECTICUT PORTFOLIO
                                              -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                              JANUARY 31, 2004      ---------------------------------------------------------
                                              (UNAUDITED)              2003       2002(1)      2001        2000       1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                             0.48%(2)       0.48%       0.50%       0.51%       0.50%       0.50%
     Expenses after custodian fee reduction               0.48%(2)       0.48%       0.48%       0.48%       0.48%       0.48%
     Net investment income                                4.79%(2)       4.84%       5.08%       5.31%       5.53%       5.15%
Portfolio Turnover                                           7%            19%         22%         14%         20%         18%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                           5.39%          3.06%       5.23%         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)     $        145,035      $ 148,367   $ 151,137   $ 138,999   $ 133,137   $ 157,894
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.07% to 5.08%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 MICHIGAN PORTFOLIO
                                               --------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                               JANUARY 31, 2004       ---------------------------------------------------------
                                               (UNAUDITED)              2003       2002(1)      2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                              0.46%(2)       0.47%       0.45%       0.48%       0.52%        0.49%
     Expenses after custodian fee reduction                0.46%(2)       0.46%       0.45%       0.47%       0.52%        0.48%
     Net investment income                                 5.23%(2)       5.25%       5.41%       5.48%       5.67%        5.10%
Portfolio Turnover                                            7%            12%          7%          8%         30%          31%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            5.59%          3.30%       5.65%         --          --           --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $         70,982       $ 71,107    $ 76,682    $ 81,102    $ 85,576    $ 109,463
-------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.40% to 5.41%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 MINNESOTA PORTFOLIO
                                               -------------------------------------------------------------------------------
                                               SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                               JANUARY 31, 2004       --------------------------------------------------------
                                               (UNAUDITED)              2003       2002(1)      2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                              0.42%(2)       0.43%       0.41%       0.47%       0.45%       0.46%
     Expenses after custodian fee reduction                0.42%(2)       0.41%       0.39%       0.42%       0.43%       0.44%
     Net investment income                                 5.43%(2)       5.19%       5.76%       5.65%       5.81%       5.28%
Portfolio Turnover                                            9%            15%         26%         17%         12%         19%
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                            5.11%          3.20%       4.68%         --          --          --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)      $         48,987       $ 50,416    $ 51,607    $ 49,632    $ 48,848    $ 60,393
------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.74% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                 NEW JERSEY PORTFOLIO
                                              -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                              JANUARY 31, 2004      ---------------------------------------------------------
                                              (UNAUDITED)              2003       2002(1)      2001        2000       1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                             0.52%(2)       0.52%       0.52%       0.55%       0.54%       0.53%
     Expenses after custodian fee reduction               0.52%(2)       0.52%       0.52%       0.54%       0.54%       0.52%
     Net investment income                                5.18%(2)       5.36%       5.76%       5.76%       5.91%       5.39%
Portfolio Turnover                                           8%            15%         26%         20%         26%         32%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                           6.94%          2.86%       5.55%         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)     $        263,930      $ 260,986   $ 267,766   $ 258,202   $ 248,400   $ 309,333
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets from 5.75% to 5.76%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

                                                                                      PENNSYLVANIA PORTFOLIO
                                              -------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                         YEAR ENDED JULY 31,
                                              JANUARY 31, 2004      ---------------------------------------------------------
                                              (UNAUDITED)              2003       2002(1)      2001        2000       1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net
  assets):
     Expenses                                             0.52%(2)       0.52%       0.54%       0.55%       0.58%       0.54%
     Expenses after custodian fee reduction               0.52%(2)       0.52%       0.52%       0.51%       0.58%       0.50%
     Net investment income                                5.51%(2)       5.60%       6.05%       5.97%       5.92%       5.49%
Portfolio Turnover                                           5%            23%         15%         15%         18%         27%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                           5.82%          3.90%       5.96%         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)     $        222,900      $ 221,999   $ 227,179   $ 230,213   $ 237,692   $ 314,873
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to August 1, 2001 have not been restated to reflect this change in presentation.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

EATON VANCE MUNICIPALS PORTFOLIOS AS OF JANUARY 31, 2004
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES
   Arizona Municipals Portfolio (Arizona Portfolio), Colorado Municipals Portfolio (Colorado Portfolio), Connecticut Municipals Portfolio (Connecticut Portfolio), Michigan Municipals Portfolio (Michigan Portfolio), Minnesota Municipals Portfolio (Minnesota Portfolio), New Jersey Municipals Portfolio (New Jersey Portfolio) and Pennsylvania Municipals Portfolio (Pennsylvania Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Portfolios seek to achieve current income, exempt from regular federal income tax and from particular state or local income or other taxes, by investing primarily in investment grade municipal obligations. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. At January 31, 2004, Eaton Vance Arizona Municipals Fund, Eaton Vance Colorado Municipals Fund, Eaton Vance Connecticut Municipals Fund, Eaton Vance Michigan Municipals Fund, Eaton Vance Minnesota Municipals Fund, Eaton Vance New Jersey Municipals Fund and Eaton Vance Pennsylvania Municipals Fund held an approximate 99.9% interest in its corresponding Portfolio. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C FEDERAL TAXES -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since the Portfolios' investors are primarily regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are market-to-market daily and begin earning interest on settlement date.

   H INTEREST RATE SWAPS -- A Portfolio may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   J EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

   K USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   L INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   M INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to January 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended January 31, 2004, each Portfolio paid advisory fees as follows:

   PORTFOLIO                     AMOUNT       EFFECTIVE RATE*
   ----------------------------------------------------------
   Arizona                       $  116,084             0.33%
   Colorado                          41,200             0.22%
   Connecticut                      290,650             0.39%
   Michigan                         119,265             0.33%
   Minnesota                         69,760             0.28%
   New Jersey                       574,309             0.43%
   Pennsylvania                     486,732             0.43%

   * As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolios are officers of the above organizations.

   During the six months ended January 31, 2004, certain Portfolios engaged in purchase and sale transactions with other Portfolios that also utilize BMR as an investment adviser. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and amounted to:

   PORTFOLIO                      PURCHASES            SALES
   ---------------------------------------------------------
   New Jersey                            --    $     119,759

3  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2004 were as follows:

   ARIZONA PORTFOLIO

   Purchases                                   $   1,781,376
   Sales                                           2,205,903

   COLORADO PORTFOLIO

   Purchases                                   $   1,505,510
   Sales                                           7,230,935

   CONNECTICUT PORTFOLIO

   Purchases                                   $   9,338,902
   Sales                                          22,722,518

   MICHIGAN PORTFOLIO

   Purchases                                   $   5,105,202
   Sales                                           8,594,070

   MINNESOTA PORTFOLIO

   Purchases                                   $   4,631,504
   Sales                                           7,207,136

   NEW JERSEY PORTFOLIO

   Purchases                                   $  21,928,331
   Sales                                          29,464,839

   PENNSYLVANIA PORTFOLIO

   Purchases                                   $  11,814,480
   Sales                                          18,334,762

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 2004, as computed on a federal income tax basis, are as follows:

   ARIZONA PORTFOLIO

   AGGREGATE COST                              $  63,836,309
   ---------------------------------------------------------
   Gross unrealized appreciation               $   7,194,217
   Gross unrealized depreciation                  (2,674,162)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $   4,520,055
   ---------------------------------------------------------

   COLORADO PORTFOLIO

   AGGREGATE COST                              $  30,632,193
   ---------------------------------------------------------
   Gross unrealized appreciation               $   2,122,545
   Gross unrealized depreciation                    (283,650)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $   1,838,895
   ---------------------------------------------------------

   CONNECTICUT PORTFOLIO

   AGGREGATE COST                              $ 132,860,287
   ---------------------------------------------------------
   Gross unrealized appreciation               $  10,743,462
   Gross unrealized depreciation                     (45,865)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $  10,697,597
   ---------------------------------------------------------

   MICHIGAN PORTFOLIO

   AGGREGATE COST                              $  61,574,802
   ---------------------------------------------------------
   Gross unrealized appreciation               $   7,357,641
   Gross unrealized depreciation                      (8,235)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $   7,349,406
   ---------------------------------------------------------

   MINNESOTA PORTFOLIO

   AGGREGATE COST                              $  45,689,062
   ---------------------------------------------------------
   Gross unrealized appreciation               $   3,118,165
   Gross unrealized depreciation                    (543,523)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $   2,574,642
   ---------------------------------------------------------

   NEW JERSEY PORTFOLIO

   AGGREGATE COST                              $ 241,505,698
   ---------------------------------------------------------
   Gross unrealized appreciation               $  25,750,684
   Gross unrealized depreciation                  (2,719,770)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $  23,030,914
   ---------------------------------------------------------

   PENNSYLVANIA PORTFOLIO

   AGGREGATE COST                              $ 205,771,795
   ---------------------------------------------------------
   Gross unrealized appreciation               $  15,910,925
   Gross unrealized depreciation                  (1,559,125)
   ---------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $  14,351,800
   ---------------------------------------------------------

5  LINE OF CREDIT

   The Portfolios participate with other portfolios and funds managed by BMR and EVM and their affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2004, the New Jersey Portfolio had a balance outstanding pursuant to this line of credit of $5,200,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended January 31, 2004.

6  FINANCIAL INSTRUMENTS

   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at January 31, 2004 is as follows:

   FUTURES CONTRACTS

                  EXPIRATION                                       NET UNREALIZED
   PORTFOLIO      DATE         CONTRACTS                POSITION    DEPRECIATION
   ------------------------------------------------------------------------------
   Arizona        3/04         101 U.S. Treasury Bond   Short      $     (177,179)
   ------------------------------------------------------------------------------
   Colorado       3/04         57 U.S. Treasury Bond    Short      $      (56,106)
   ------------------------------------------------------------------------------
   Connecticut    3/04         152 U.S. Treasury Bond   Short      $     (194,470)
   ------------------------------------------------------------------------------
   Michigan       3/04         81 U.S. Treasury Bond    Short      $      (86,446)
   ------------------------------------------------------------------------------
   Minnesota      3/04         80 U.S. Treasury Bond    Short      $     (119,105)
   ------------------------------------------------------------------------------
   New Jersey     3/04         600 U.S. Treasury Bond   Short      $     (888,602)
   ------------------------------------------------------------------------------
   Pennsylvania   3/04         323 U.S. Treasury Bond   Short      $     (566,623)
   ------------------------------------------------------------------------------

   At January 31, 2004, the Portfolios had sufficient cash and/or securities to cover margin requirements on open futures contracts.

EATON VANCE MUNICIPALS FUNDS
INVESTMENT MANAGEMENT


Eaton Vance Municipals Funds

OFFICERS
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

Municipals Portfolios

OFFICERS

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Portfolios

Cynthia J. Clemson
Vice President and Portfolio
Manager of Arizona and
Pennsylvania Municipals Portfolios

Robert B. MacIntosh
Vice President and Portfolio
Manager of Minnesota and New
Jersey Municipals Portfolios

Kristin S. Anagnost
Treasurer of Colorado,
Connecticut, Minnesota and New
Jersey Municipals Portfolios

Barbara E. Campbell
Treasurer of Arizona, Michigan
and Pennsylvania Municipals
Portfolios

Alan R. Dynner
Secretary

TRUSTEES
Jessica M. Bibliowicz

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout77

                      INVESTMENT ADVISER OF THE PORTFOLIOS
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                           ADMINISTRATOR OF THE FUNDS
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122



                          EATON VANCE MUNICIPALS TRUST
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

313-3/04                                                                  7CSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE ARIZONA MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
      ---------------------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
      ---------------------------------------
      James L. O'Connor
      Treasurer

Date:      March 18, 2004
           --------------


By:      /s/ Thomas J. Fetter
      ---------------------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE COLORADO MUNICIPALS FUND)


By:   /S/ Thomas J. Fetter
      ---------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O"Connor
      ---------------------------------
      James L. O'Connor
      Treasurer

Date:      March 18, 2004
           --------------

By:   /S/ Thomas J. Fetter
      ---------------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE CONNECTICUT MUNICIPALS
FUND)


By:   /S/ Thomas J. Fetter
      ----------------------------
      Thomas J. Fetter

      President


Date:      March 18, 2004
           --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ----------------------------
      James L. O'Connor

      Treasurer


Date:      March 18, 2004
           --------------


By:   /S/ Thomas J. Fetter
      ----------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE MICHIGAN MUNICIPALS FUND)


By:     /s/ Thomas J. Fetter
      -------------------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
      -------------------------------------
      James L. O'Connor
      Treasurer

Date:      March 18, 2004
           --------------


By:     /s/ Thomas J. Fetter
      -------------------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE MINNESOTA MUNICIPALS
FUND)


By:   /S/ Thomas J. Fetter
      ----------------------------
      Thomas J. Fetter


      President


Date:      March 18, 2004
           --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      ----------------------------
      James L. O'Connor

      Treasurer


Date:      March 18, 2004
           --------------


By:   /S/ Thomas J. Fetter
      ----------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE NEW JERSEY MUNICIPALS
FUND)


By:     /S/ Thomas J. Fetter
        -----------------------------
        Thomas J. Fetter

        President


Date:           March 18, 2004
                --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      -----------------------------
      James L. O'Connor
      Treasurer

Date:      March 18, 2004
           --------------


By:   /S/ Thomas J. Fetter
      -----------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUNICIPALS TRUST (ON BEHALF OF EATON VANCE PENNSYLVANIA MUNICIPALS
FUND)


By:     /s/ Thomas J. Fetter
      -----------------------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ James L. O'Connor
      -----------------------------------------
      James L. O'Connor
      Treasurer

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Date:      March 18, 2004
           --------------


By:     /s/ Thomas J. Fetter
      -----------------------------------------
      Thomas J. Fetter
      President


Date:      March 18, 2004
           --------------